Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	BNCN
Entity Registrant Name	BNC BANCORP
Entity Central Index Key	0001210227
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 14,523	$ 7,812
Interest-earning deposits in other banks	41,306	22,275
Investment securities available for sale, at fair value	282,221	352,871
Investment securities held to maturity, at amortized cost	97,036	6,000
Federal Home Loan Bank stock, at cost	9,159	9,146
Loans held for sale	9,596	6,751
Loans:
Covered under loss-share agreements	320,033	309,342
Not covered under loss-share agreements	1,389,450	1,198,838
Less allowance for loan losses	(31,008)	(24,813)
Net loans	1,678,475	1,483,367
Accrued interest receivable	10,174	10,363
Premises and equipment, net	43,220	30,550
Other real estate owned:
Covered under loss-share agreements	47,577	15,825
Not covered under loss-share agreements	20,927	23,912
FDIC indemnification asset	91,851	69,493
Investment in bank-owned life insurance	48,294	46,607
Goodwill	26,129	26,129
Other intangible assets, net	2,986	2,316
Other assets	31,456	36,515
Total assets	2,454,930	2,149,932
Deposits:
Non-interest bearing demand	145,688	107,547
Interest-bearing demand	909,402	841,062
Time deposits	1,063,097	879,461
Total deposits	2,118,187	1,828,070
Short-term borrowings	70,211	60,207
Long-term debt	93,713	97,713
Accrued expenses and other liabilities	8,964	11,718
Total liabilities	2,291,075	1,997,708
Preferred stock, no par value, authorized 20,000,000 shares;
Common stock, no par value; authorized 80,000,000 shares; 9,100,890 and 9,053,360 issued and outstanding at December 31, 2011 and 2010, respectively	87,421	86,791
Common stock warrants	2,412	2,412
Retained earnings	25,614	22,901
Stock in directors rabbi trust	(2,505)	(1,729)
Directors deferred fees obligation	2,505	1,729
Accumulated other comprehensive income (loss)	1,010	(6,798)
Total shareholders' equity	163,855	152,224
Total liabilities and shareholders' equity	2,454,930	2,149,932
Series A, Fixed Rate Cumulative Perpetual Preferred Stock
Preferred stock, no par value, authorized 20,000,000 shares;
Preferred Stock	30,237	29,757
Series B, Mandatorily Convertible Non-Voting Preferred Stock
Preferred stock, no par value, authorized 20,000,000 shares;
Preferred Stock	$ 17,161	$ 17,161

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, no par value
Preferred stock, authorized	20,000,000	20,000,000
Common stock, no par value
Common stock, authorized	80,000,000	80,000,000
Common stock, issued	9,100,890	9,053,360
Common stock, outstanding	9,100,890	9,053,360
Series A, Fixed Rate Cumulative Perpetual Preferred Stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred Stock, shares issued	31,260	31,260
Preferred stock, shares outstanding	31,260	31,260
Series B, Mandatorily Convertible Non-Voting Preferred Stock
Preferred Stock, stated value	$ 10	$ 10
Preferred Stock, shares issued	1,804,566	1,804,566
Preferred stock, shares outstanding	1,804,566	1,804,566

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans, including fees	$ 87,591	$ 77,788	$ 57,556
Investment securities:
Taxable	5,688	7,579	13,421
Tax-exempt	9,946	9,435	8,039
Interest-earning balances and other	118	208	66
Total interest income	103,343	95,010	79,082
Interest Expense
Demand deposits	11,719	9,324	5,606
Time deposits	17,836	21,752	23,292
Short-term borrowings	489	587	627
Long-term debt	2,876	3,084	3,342
Total interest expense	32,920	34,747	32,867
Net Interest Income	70,423	60,263	46,215
Provision for loan losses, net	18,214	26,382	15,750
Net interest income after provision for loan losses	52,209	33,881	30,465
Non-Interest Income
Mortgage fees	2,230	1,583	1,108
Service charges	3,190	3,083	2,707
Investment brokerage fees	945	326	249
Earnings on bank-owned life insurance	1,688	986	931
Gain on sale of investment securities available for sale, net	1,202	535	3,610
Gain on acquisitions	7,800	19,261
Other	3,747	3,039	81
Total non-interest income	20,802	28,813	8,686
Non-Interest Expense
Salaries and employee benefits	31,810	25,340	17,499
Occupancy	3,859	3,218	1,913
Furniture and equipment	2,761	2,145	1,475
Data processing and supply	2,291	2,113	1,261
Advertising and business development	1,733	1,994	1,156
Insurance, professional and other services	4,166	4,012	2,452
FDIC insurance assessments	2,433	2,970	2,844
Loan, foreclosure and other real estate owned expenses	14,072	9,054	1,078
Other	4,739	4,326	3,221
Total non-interest expense	67,864	55,172	32,899
Income before income tax benefit	5,147	7,522	6,252
Income tax benefit	(1,783)	(204)	(285)
Net Income	6,930	7,726	6,537
Less preferred stock dividends and discount accretion	2,404	2,196	1,984
Net Income Available to Common Shareholders	$ 4,526	$ 5,530	$ 4,553
Basic earnings per common share	$ 0.45	$ 0.62	$ 0.62
Diluted earnings per common share	$ 0.45	$ 0.61	$ 0.62
Dividends paid per common share	$ 0.2	$ 0.2	$ 0.2

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 6,930	$ 7,726	$ 6,537
Investment securities:
Unrealized holding gains (losses) on investment securities available for sale	14,210	(4,014)	13,473
Tax effect	(5,478)	1,547	(5,194)
Reclassification of gains recognized in net income	(1,202)	(535)	(3,610)
Tax effect	463	206	1,392
Amortization of unrealized gains on investment securities transferred from available for sale to held to maturitiy	(45)
Tax effect	18
Net of tax amount	7,966	(2,796)	6,061
Cash flow hedging activities:
Unrealized holding losses	(5,376)	(16,886)	(8,150)
Tax effect	2,072	6,509	3,142
Reclassification of losses recognized in net income	5,118	2,066	1,061
Tax effect	(1,972)	(796)	(409)
Net of tax amount	(158)	(9,107)	(4,356)
Total other comprehensive income (loss)	7,808	(11,903)	1,705
Comprehensive income (loss)	$ 14,738	$ (4,177)	$ 8,242

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Preferred Stock	Common stock	Common stock	Common stock warrants	Preferred stock Series A	Preferred stock Series B	Preferred stock Series B Preferred Stock	Retained earnings	Stock in directors rabbi trust	Directors deferred fees obligation	Accumulated other com- prehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 120,680			$ 70,433		$ 2,412	$ 28,878			$ 15,557	$ (1,233)	$ 1,233	$ 3,400
Beginning Balance (in shares) at Dec. 31, 2008				7,350,029
Net income	6,537									6,537
Directors deferred fees											(155)	155
Other comprehensive income (loss), net of tax	1,705												1,705
Common stock issued pursuant to:
Exercise of stock options (in shares)				5,438
Exercise of stock options	32			32
Current income tax benefit	3			3
Stock-based compensation:
Stock option expense	42			42
Restricted stock awards (in shares)				1,500
Restricted stock awards	10			10
Repurchase of common shares (in shares)				(15,066)
Repurchase of common shares	(144)			(144)
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,101)									(1,101)
Preferred stock, net of accretion	(1,558)						426			(1,984)
Ending Balance at Dec. 31, 2009	126,206			70,376		2,412	29,304			19,009	(1,388)	1,388	5,105
Ending Balance (in shares) at Dec. 31, 2009				7,341,901
Net income	7,726									7,726
Directors deferred fees											(341)	341
Other comprehensive income (loss), net of tax	(11,903)												(11,903)
Common stock issued pursuant to:
Stock issued, net (in shares)					1,695,434
Stock issued, net		16,122	17,161		16,122				17,161
Exercise of stock options (in shares)				900
Exercise of stock options	6			6
Current income tax benefit	1			1
Stock-based compensation:
Stock-based compensation (in shares)				10,584
Stock-based compensation	247			247
Dividend reinvestment plan (in shares)				4,541
Dividend reinvestment plan	39			39
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,638)									(1,638)
Preferred stock, net of accretion	(1,743)						453			(2,196)
Ending Balance at Dec. 31, 2010	152,224			86,791		2,412	29,757	17,161		22,901	(1,729)	1,729	(6,798)
Ending Balance (in shares) at Dec. 31, 2010				9,053,360
Net income	6,930									6,930
Directors deferred fees											(776)	776
Other comprehensive income (loss), net of tax	7,808												7,808
Common stock issued pursuant to:
Exercise of stock options (in shares)				6,838
Exercise of stock options	52			52
Stock-based compensation:
Stock-based compensation (in shares)				13,242
Stock-based compensation	373			373
Dividend reinvestment plan (in shares)				27,450
Dividend reinvestment plan	205			205
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,813)									(1,813)
Preferred stock, net of accretion	(1,924)						480			(2,404)
Ending Balance at Dec. 31, 2011	$ 163,855			$ 87,421		$ 2,412	$ 30,237	$ 17,161		$ 25,614	$ (2,505)	$ 2,505	$ 1,010
Ending Balance (in shares) at Dec. 31, 2011				9,100,890

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, per share	$ 0.2	$ 0.2	$ 0.15

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 6,930	$ 7,726	$ 6,537
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	18,214	26,382	15,750
Depreciation and amortization	2,309	1,912	1,579
Amortization of premiums, net	502	355	529
Amortization of core deposit intangible	416	372	246
Provision for deferred income taxes (benefit)	(1,918)	(1,017)	(2,259)
Accretion of fair value purchase accounting adjustments	(7,461)	(6,296)
Stock-based compensation	373	247	52
Deferred compensation	1,187	1,464	844
Earnings on bank-owned life insurance	(1,688)	(986)	(931)
Gain on acquisition	(7,800)	(19,261)
Gain on sale of investment securities, net	(1,202)	(535)	(3,610)
Losses on other real estate owned	9,655	5,384	109
Gain on sale of loans (mortgage fees)	(2,230)	(1,583)	(1,108)
Origination of loans held for sale	(91,255)	(103,461)	(81,949)
Proceeds from sales of loans held for sale	91,942	101,059	80,851
(Increase) decrease in accrued interest receivable	755	532	(786)
Decrease in FDIC indemnification asset	21,541	27,408
Increase in other assets	(1,584)	(7,079)	(13,858)
Increase (decrease) in accrued expenses and other liabilities	(4,197)	426	208
Other operating activities, net	5,181	2,100	1,064
Net cash provided by operating activities	39,671	35,149	3,268
Investing Activities
Purchases of investment securities available for sale	(80,815)	(67,125)	(68,603)
Purchases of investment securities held to maturity	(5,323)
Proceeds from sales of investment securities available for sale	50,717	77,148	89,808
Proceeds from maturities of investment securities available for sale	32,510	53,204	48,120
Redemption of Federal Home Loan Bank stock	463	675	7,284
Investment in bank-owned life insurance		(18,028)	(33)
Net increase in loans	(157,659)	(122,027)	(95,713)
Purchases of premises and equipment	(10,550)	(4,682)	(3,531)
Proceeds from disposal of premises and equipment	19	14	27
Investment in other real estate owned	(1,035)	(1,295)	(1,829)
Proceeds from sales of other real estate owned	30,433	11,433	4,656
Purchase of interest rate derivative			(24,003)
Net cash received from acquisitions	38,648	61,112
Net cash used by investing activities	(102,592)	(9,571)	(43,817)
Financing Activities
Net increase (decrease) in deposits	86,139	(20,395)	203,865
Net increase (decrease) in short-term borrowings	6,004	(28,615)	(148,860)
Decrease in long-term debt		(24,602)
Proceeds from issuance of preferred stock		17,161
Proceeds from issuance of common stock		16,122
Proceeds from exercise of stock options	52	6	32
Tax benefit from exercise of stock options		1	3
Purchase and retirement common stock			(144)
Common stock issued pursuant to dividend reinvestment plan	205	39
Cash dividends paid, net of accretion	(3,737)	(3,381)	(2,944)
Net cash provided (used) by financing activities	88,663	(43,664)	51,952
Net increase (decrease) in cash and cash equivalents	25,742	(18,086)	11,403
Cash and cash equivalents, beginning of year	30,087	48,173	36,770
Cash and cash equivalents, end of year	55,829	30,087	48,173
Supplemental Statement of Cash Flows Disclosure
Interest paid	33,095	34,595	33,475
Income taxes paid	1,101	2,152	2,710
Summary of Noncash Investing and Financing Activities
Increase (decrease) in fair value of investment securities available for sale, net of tax	7,966	(2,796)	6,061
Decrease in fair value of cash flow hedge, net of tax	(158)	(9,107)	(4,356)
Transfer of loans to foreclosed real estate	41,028	34,213	12,348
Transfer of investment securities available for sale to investment securities held to maturity	85,780
FDIC indemnification asset increase for losses, net	8,721	8,000
Decrease in accrual of dividends payable			(285)
Acquisitions:
Fair value of assets acquired	212,013	581,940
Fair value of liabilities assumed	207,219	570,087
Net assets acquired	$ 4,794	$ 11,853

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

BNC Bancorp (“the Company”) is a bank holding company for Bank of North Carolina (“BNC”), a wholly owned subsidiary, headquartered in High Point, North Carolina. The Company also maintains four wholly-owned special-purpose subsidiary trusts that issue trust preferred securities. The information in the consolidated financial statements relates primarily to BNC. BNC is a full service commercial bank providing commercial banking services tailored to the particular banking needs of the communities it serves in North and South Carolina. BNC’s primary source of revenue is derived from loans to customers, who are predominantly individuals and small to medium size businesses in BNC’s market areas.

The Company is subject to the rules and regulations of the Federal Reserve Bank. BNC is operating under the Banking Laws of North Carolina, and is subject to the rules and regulations of the NCOCB and FDIC. Accordingly, the Company and BNC are examined periodically by those regulatory authorities.

Basis of Presentation

The accompanying consolidated financial statements include the accounts and transactions of the Company and BNC, collectively referred to herein as the “Company”. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company evaluates its estimates, including those relating to the allowance for loan losses, determination of fair values of acquired assets and assumed liabilities, loss estimates related to loans and other real estate owned, intangible assets and goodwill, and income taxes.

Reclassifications

Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation. The reclassifications had no effect on net income, net income available to common shareholders or shareholders' equity as previously reported.

The accompanying notes are an integral part of these consolidated financial statements.

Acquisition Accounting

The Company accounts for its business combinations using the acquisition method of accounting. This method requires the use of fair values in determining the carrying values of the purchased assets and assumed liabilities, which are recorded at fair value at acquisition date, and identifiable intangible assets are recorded at fair value. Fair values are subject to refinement for up to one year after the closing date of an acquisition as information relative to closing date fair values becomes available.

Purchased loans acquired are recorded at fair value on their acquisition date and no allowance for loan losses related to the acquired loans is recorded, as the fair value of the loans acquired incorporates assumptions regarding credit risk, exclusive of the loss-share agreements if the acquisition was a FDIC-assisted transaction. The fair value estimates associated with the loans include estimates related to expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows. When the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition the Company will not collect all contractually required principal and interest payments, the difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. The Company must estimate expected cash flows at regular intervals. Subsequent decreases in the expected cash flows will generally result in a provision for loan losses. Subsequent increases in cash flows result in a reversal of the provision for loan losses to the extent of prior charges and adjusted accretable yield which will have a positive impact on interest income.

In a FDIC-assisted transaction, since the FDIC will reimburse the Company for losses on certain acquired assets under loss-share agreements, should the Company experience a loss, an indemnification asset is recorded at fair value at the acquisition date. The indemnification asset is recognized at the same time as the indemnified assets, and measured on the same basis as the asset that is being indemnified, subject to collectability or contractual limitations. The loss-share agreements on the acquisition date reflect the reimbursements expected to be received from the FDIC, using an appropriate discount rate, which reflects counterparty credit risk and other uncertainties. If an indemnification asset is measured at fair value, a separate valuation allowance is not necessary, because its fair value measurement will reflect any uncertainties in future cash flows.

Cash and Cash Equivalents

For the purpose of presentation in the statements of cash flows, cash and cash equivalents include cash and due from banks and interest-earning deposits in other banks with maturities of three months or less. From time to time, BNC may have deposits in excess of federally insured limits.

Federal regulations require financial institutions to set aside a specified amount as a reserve against transaction accounts and time deposits. At December 31, 2011, the Company’s reserve requirement was $11.3 million.

Investment Securities

Investment securities are classified into one of three categories on the date of purchase and accounted for as follows: (1) debt securities that the Company has the positive intent and the ability to hold to maturity are classified as held to maturity and reported at amortized cost; (2) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings; (3) debt and equity securities not classified as either held to maturity securities or trading securities are classified as available for sale securities and reported at fair value, with unrealized gains and losses, net of taxes, reported as other comprehensive income.

Premiums are amortized and discounts accreted using the interest method over the remaining terms of the related securities. Gains and losses on the sale of investment securities are determined using the specific identification method and are included in non-interest income on a trade date basis, as well as declines in value of the investment securities that are judged to be other than temporary.

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank of Atlanta (the "FHLB"), the Company is required to maintain an investment in the stock of the FHLB based upon the amount of outstanding FHLB borrowings. This stock is carried at cost, which amounted to $9.2 million and $9.1 million at December 31, 2011 and 2010, respectively. Due to the redemption provisions of the FHLB, the Company estimates that fair value equals cost and that this investment was not impaired at December 31, 2011.

Loans Held for Sale

The Company originates certain single family, residential first mortgage loans for sale on a presold basis and these loans are classified as loans held for sale. Loans held for sale are carried at the lower of cost or estimated fair value in the aggregate as determined by outstanding commitments from investors. Upon closing, these loans, together with their servicing rights, are sold to other financial institutions under prearranged terms. The Company recognizes certain origination and service fees at the time of sale, which are classified as mortgage fees on the consolidated statements of income.

Loans and Allowance for Loan Losses

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, and deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield of the related loan. Interest on loans is recorded based on the principal amount outstanding.

The Company considers a loan impaired, based on current information and events, if it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. All impaired loans are measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or at the fair value of the collateral if the loan is collateral dependent.

The Company uses several factors in determining if a loan is impaired. Internal asset classification procedures include a thorough review of significant loans and lending relationships and include the accumulation of related data. This data includes loan payment status and the borrowers' financial data, cash flows, operating income or loss, and other factors. While management uses the best information available to make evaluations, this evaluation is inherently subjective as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

The allowance for loan losses is established through a provision for loan losses charged to expense. Loans are charged-off against the allowance when management believes that the collectability of principal is unlikely. Recoveries of amounts previously charged-off are credited to the allowance. The allowance is an amount that management believes will be adequate to absorb probable losses on existing loans based on evaluations of the collectability of loans. The evaluations take into consideration such factors as changes in the nature and volume of the loan portfolio, overall portfolio quality, historical loan losses, review of specific loans for impairment, and current economic conditions and trends that may affect the borrowers' ability to pay. Accrual of interest is discontinued on loans when management believes, after considering economic and business conditions and collection efforts and the value of the underlying collateral, that the borrowers' financial condition is such that collection is doubtful.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review BNC’s allowance for loan losses. Such agencies may require BNC to recognize adjustments to the allowance based on their judgments of information available to them at the time of their examination.

Income Recognition of Impaired and Nonaccrual Loans

Loans, including impaired loans, are generally classified as nonaccrual if they are past due as to maturity or payment of principal or interest for a period of more than ninety (90) days, unless such loans are well-secured and in the process of collection. If a loan or a portion of a loan is classified as doubtful or is partially charged off, the loan is generally classified as nonaccrual. Loans that are on a current payment status or past due less than ninety (90) days may also be classified as nonaccrual if repayment in full of principal and/or interest is in doubt.

Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time and there is a sustained period of repayment performance (generally, a minimum of six months) by the borrower in accordance with the contractual terms of interest and principal.

While a loan is classified as nonaccrual and the future collectability of the recorded loan balance is doubtful, collections of interest and principal are generally applied as a reduction to principal outstanding, except loans with scheduled amortizations where the payment is generally applied to the oldest payment due. When future collection of the recorded loan balance is expected, interest income may be recognized on a cash basis. In the case where a nonaccrual loan had been partially charged off, recognition of interest on a cash basis is limited to that which would have been recognized on the recorded loan balance at the contractual interest rate. Receipts in excess of that amount are recorded as recoveries to the allowance for loan losses until prior charge-offs have been fully recovered.

Comprehensive Income

Comprehensive income is defined as the change in equity during a period for non-owner transactions and is divided into net income and other comprehensive income. Other comprehensive income includes revenues, expenses, gains, and losses that are excluded from earnings under current accounting standards. Accumulated other comprehensive income at December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):

	2011	2010	2009
Unrealized holding gains – investment securities available for sale, net of tax	$8,637	$3,882	$6,677
Unrealized holding gains – investment securities transferred from available for sale to held to maturity, net of tax	3,211	-	-
Unrealized holding losses – cash flow hedge instruments, net of tax	(10,838)	(10,680)	(1,572)
Total accumulated other comprehensive income (loss)	$1,010	$(6,798)	$5,105

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Land is carried at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the respective assets which are 40 years for buildings and 3 to 10 years for furniture, fixtures and equipment. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Repairs and maintenance costs are charged to operations as incurred.

Other Real Estate Owned

Other real estate owned (“OREO”) acquired through, or in lieu of, loan foreclosure is held for sale and is initially recorded at estimated fair value less cost of disposal at the date of foreclosure, establishing a new cost basis. When property is acquired, the excess, if any, of the loan balance over estimated fair value is charged to the allowance for loan losses. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in loan, foreclosure and other real estate owned expenses in non-interest expense. The carrying value of other real estate owned was $68.5 million, of which $47.6 million was covered under loss-share agreements at December 31, 2011. At December 31, 2010, the carrying value of other real estate owned was $39.7 million, of which $15.8 million was covered under loss-share agreements.

FDIC Indemnification Asset

The FDIC indemnification asset is measured separately from the related covered assets as it is not contractually embedded in the assets and is not transferable with the assets should the Company choose to dispose of them. Fair value is estimated using projected cash flows related to the loss-share agreements based on the expected reimbursements for losses and the applicable loss-sharing percentages and the estimated true-up payment at the expiration of the loss-share agreements, if applicable. These cash flows were discounted to reflect the estimated timing of the receipt of the loss-share reimbursement from the FDIC and the true-up payment to the FDIC. Cash flow projections resulting from the loss-share agreements are subject to change during the term of the agreements, including the existence of and amount of any required true-up payment owed to the FDIC.

Bank-Owned Life Insurance

The Company has purchased life insurance policies on certain current and past key employees and directors where the insurance policy benefits and ownership are retained by the employer. These policies are recorded at their cash surrender value. Income from these policies and changes in the net cash surrender value are recorded in non-interest income as earnings on bank-owned life insurance. The cash value accumulation is permanently tax deferred if the policy is held to the insured person’s death and certain other conditions are met.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but on an annual basis or more frequently as circumstances dictate, the Company’s management reviews goodwill and other intangible assets and evaluates events or other developments that may indicate impairment in the carrying amount.

Identifiable intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or legal rights or because the assets are capable of being sold or exchanged either on their own or in combination with a related contract, asset, or liability. The Company’s identifiable intangible assets relate to premiums on purchased core deposits and are being amortized over their estimated useful lives. As a result of recent acquisitions, an identifiable intangible asset was recorded representing the estimated value of the core deposits acquired.

Derivatives

The Company accounts for derivative instruments in accordance with GAAP, which defines derivatives, requires that derivatives be carried at fair value on the balance sheet and provides for hedge accounting when certain conditions are met. The Company’s derivative financial instruments are recognized on the balance sheet at fair value. Changes in the fair value of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in other comprehensive income, net of tax effects. Ineffective portions of cash flow hedges, if any, are recognized in current period earnings. Other comprehensive income or loss is reclassified into current period earnings when the hedged transaction affects earnings.

The Company assesses, both at the inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the cash flow of the hedge items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company will discontinue hedge accounting prospectively.

Earnings Per Share

Basic earnings per common share is computed using the weighted average number of common shares and participating securities outstanding during the reporting period. Diluted earnings per common share is the amount of earnings available to each share of common stock during the reporting period adjusted to include the effect of potentially dilutive common shares. Potentially dilutive common shares include incremental shares issued for stock options, restricted stock awards and the warrant under the Treasury’s CPP (collectively referred to herein as “Stock Rights”). Potentially dilutive common shares are excluded from the computation of dilutive earnings per share in the periods in which the effect would be anti-dilutive.

The weighted average numbers of shares outstanding or assumed to be outstanding for the years ended December 31, are as follows (dollars in thousands):

	2011	2010	2009
Net income available to common shareholders	$4,526	$5,530	$4,553
Add: Cash dividends on convertible preferred stock	361	180	-
Net income available to participating common shareholders	$4,887	$5,710	$4,553

Weighted average common shares - basic	9,073,024	8,273,566	7,340,015
Add: Effect of convertible preferred stock	1,804,566	988,803	-
Weighted average participating common shares - basic	10,877,590	9,262,369	7,340,015
Effects of dilutive Stock Rights	16,541	75,023	7,685
Weighted average participating common shares - diluted	10,894,131	9,337,392	7,347,700

Basic earnings per common share	$0.45	$0.62	$0.62
Diluted earnings per common share	$0.45	$0.61	$0.62

For the years ended December 31, 2011, 2010 and 2009, there were 677,590, 121,653 and 747,735 shares, respectively, of Stock Rights that were excluded in computing diluted shares outstanding because the exercise price exceeded the market price of the common shares outstanding.

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities that will result in taxable or deductible amounts in future years. These temporary differences are multiplied by the enacted income tax rate expected to be in effect when the taxes become payable or receivable. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced, if necessary, by the amount of such benefits that are not expected to be realized based on available evidence.

Stock Compensation Plans

The Company follows the provisions of the authoritative guidance regarding share-based compensation. This guidance establishes fair value as the measurement objective in accounting for stock awards and requires the application of fair value measurement method in accounting for compensation cost, which is recognized over the requisite service period.

Segment Reporting

The Company follows the authoritative guidance which requires management to report selected financial and descriptive information about reportable operating segments. The guidance also establishes standards for related disclosures about products and services, geographic areas, and major customers. Generally, disclosures are required for segments internally identified to evaluate performance and resource allocation. In all material respects, the Company’s operations are entirely within the commercial banking segment, and the consolidated financial statements presented herein reflect the results of that segment. Also, BNC has no foreign operations or customers.

Recently Adopted and Issued Accounting Standards

In January 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 2011-01”). The amendments in ASU 2011-01 defer the effective date of the disclosures regarding troubled debt restructurings in ASU No. 2010-20 for public entities. The effective date is for interim and annual reporting periods ending after June 15, 2011. As the provisions of this ASU only defer the effective date of disclosure requirements related to troubled debt restructurings, the adoption of this ASU did not have an impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (“ASU No. 2011-02”). ASU No. 2011-02 provides additional guidance to clarify when a loan modification or restructuring is considered a troubled debt restructuring (“TDR”) in order to address current diversity in practice and lead to more consistent application of U.S. GAAP for debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (1) the restructuring constitutes a concession, and (2) the debtor is experiencing financial difficulties. A provision in ASU No. 2011-02 also ends the FASB’s deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20. The provisions of ASU No. 2011-02 were effective for the Company’s reporting period ending September 30, 2011. The adoption of ASU No. 2011-02 did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). ASU 2011-03 modifies the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than as a sale. Currently, an entity that maintains effective control over transferred financial assets must account for the transfer as a secured borrowing rather than as a sale. The provisions of ASU 2011-03 remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The FASB believes that contractual rights and obligations determine effective control and that there does not need to be a requirement to assess the ability to exercise those rights. ASU 2011-03 does not change the other existing criteria used in the assessment of effective control. The provisions of ASU 2011- 03 are effective prospectively for transactions, or modifications of existing transactions, that occur on or after January 1, 2012. As the Company accounts for all of its repurchase agreements as collateralized financing arrangements, the adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011- 04”). ASU 2011-04 results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The changes to U.S. GAAP as a result of ASU 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for recurring Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to describe the sensitivity of fair value measurements to changes in unobservable inputs and interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The provisions of ASU 2011-04 are effective for the Company’s interim reporting period beginning on or after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). The provisions of ASU 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers indefinitely the requirement to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. The adoption of ASU 2011-12 will have no impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). The provisions of ASU 2011-08 are intended to simplify how entities, both public and nonpublic, test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles-Goodwill and Other. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to offset, and present as a single net amount, a recognized eligible asset and a recognized eligible liability when it has an unconditional and legally enforceable right of setoff and intends either to settle the asset and liability on a net basis or to realize the asset and settle the liability simultaneously. ASU 2011-11 also requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments are effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company’s consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

NOTE B – ACQUISITIONS

During 2011 and 2010, BNC acquired certain assets and assumed certain liabilities of Blue Ridge Savings Bank (“Blue Ridge”) and Beach First National Bank (“Beach First”), respectively, from the FDIC, and during 2011 acquired all assets and assumed all liabilities of Regent Bank, South Carolina (“Regent”) from the purchase of all of its outstanding capital stock. BNC has determined that each of these acquisitions constitute a business combination as defined by FASB ASC Topic 805: Business Combinations (“ASC Topic 805”), which establishes principles and requirements for how the acquirer of a business recognizes and measures in its financial statements the identifiable assets acquired and the liabilities assumed. BNC has recorded these acquisitions at their respective acquisition date estimated fair values in accordance with ASC Topic 805.

The estimated fair values are subject to refinement for up to one year after the closing date of the acquisition as additional information regarding closing date fair values becomes available. During this one year period, the causes of any changes in cash flow estimates are considered to determine whether the change results from circumstances that existed as of the acquisition date or if the change results from an event that occurred after the date of acquisition.

FDIC-Assisted Acquisitions

On October 14, 2011, BNC acquired certain assets and assumed certain liabilities of Blue Ridge from the FDIC in a FDIC-assisted transaction (the “Blue Ridge Agreement”). Blue Ridge was a banking association headquartered in Asheville, North Carolina that operated from nine branches in North Carolina and from one branch in South Carolina. BNC made this acquisition to enter into a new market outside the central North Carolina region and to allow BNC to further expand its geographic footprint throughout the Carolinas.

The loans and other real estate owned acquired as part of the Blue Ridge Agreement, are covered by two loss-share agreements between the FDIC and BNC (one for single family residential mortgage loans and the other for all other loans and other real estate owned), which affords BNC significant loss protection. Under the terms of the loss-share agreements, the FDIC will absorb 80% of losses and share in 80% of loss recoveries. The term for the loss-share agreement for single family residential mortgage loans is in effect for 10 years and the loss-share agreement for all other loans and other real estate owned is in effect for 5 years from the October 14, 2011 acquisition date and the loss recovery provisions are in effect for 10 years and 8 years, respectively, from the acquisition date.

BNC also has agreed to make a true-up payment to the FDIC 45 days after October 31, 2021 (or, if later, the time of disposition of all acquired assets pursuant to the loss-share agreements) equal to 50% of the excess, if any, of the following calculation: A-(B+C+D), where (A) equals 20% of the intrinsic loss estimate of $41.6 million; (B) equals the Net Loss Amount; (C) equals 25% of the asset (discount) bid or ($4.4 million) and (D) equals 3.5% of total Shared Loss Assets at the inception of the related loss-share agreement of $139.8 million. Based upon BNC’s estimate, as of December 31, 2011, no true-up payment will be required to be paid to the FDIC by BNC.

A summary of the assets received and liabilities assumed from the FDIC for Blue Ridge and the estimated fair value adjustments resulting in the net after-tax gain are as follows (dollars in thousands):

	October 14, 2011
	As recorded by	Fair value		As recorded
	Blue Ridge	adjustments		by BNC
Assets
Cash and due from banks	$24,716	$-		$24,716
Investment securities available for sale	2,850	-		2,850
Federal Home Loan Bank stock, at cost	391	-		391
Loans covered under loss-share agreements	89,482	(23,895	)(1)	65,587
Other real estate owned covered under loss-share agreements	50,368	(20,307	)(2)	30,061
FDIC indemnification asset	-	33,928	(3)	33,928
Accrued interest receivable	465	-		465
Core deposit intangible	-	817	(4)	817
Other assets	62	683	(5)	745
Total assets acquired	$168,334	$(8,774)		$159,560
Liabilities
Deposits	$160,358	$255	(6)	$160,613
Deferred tax liability	-	2,998	(7)	2,998
Other liabilities	69	-		69
Total liabilities assumed	160,427	3,253		163,680
Excess of assets acquired over liabilites assumed	$7,907
Aggregate fair value adjustments		$(12,027)
Cash received from the FDIC				8,900
Net assets acquired (net after-tax gain)				$4,780

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of the acquired loan portfolio.

(2)- Adjustment for estimated OREO losses of the acquired OREO portfolio.

(3)- Adjustment for the fair value of payments BNC will receive from the FDIC under loss-share agreements.

(4)- Adjustment for the estimated value of the core deposit intangible.

(5)- Adjustment for amount due to BNC from the FDIC.

(6)- Adjustment for fair value of time deposits.

(7)- Adjustment for the deferred tax liability from the acquisition gain.

In connection with the transaction, BNC recorded $4.8 million in net after-tax gain ($7.8 million pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash received from the FDIC, over the estimated fair value of the liabilities assumed and is influenced significantly by the FDIC-assisted transaction process. Under the FDIC-assisted transaction process, only certain assets and liabilities are transferred to the acquirer and, depending on the nature and amount of the acquirer’s bid, the FDIC may be required to make a cash payment to the acquirer. To the extent there are additional adjustments to the respective acquisition date fair values up to one year following the respective acquisition, there will be additional adjustments to the gain.

On April 9, 2010, BNC acquired certain assets and assumed certain liabilities of Beach First from the FDIC in a FDIC-assisted transaction (the “Beach First Agreement”). Beach First was a full-service commercial bank headquartered in Myrtle Beach, South Carolina that operated seven branch locations in the Coastal South Carolina region. BNC made this acquisition to enter into a new market outside the central North Carolina region and to allow BNC to expand its geographic footprint in the Carolinas.

The loans and other real estate owned acquired as part of the Beach First Agreement, are covered by two loss-share agreements between the FDIC and BNC (one for single family residential mortgage loans and the other for all other loans and other real estate owned), which affords BNC significant loss protection. Under the terms of the loss-share agreements, the FDIC will absorb 80% of losses and share in 80% of loss recoveries. The term for the loss-share agreement for single family residential mortgage loans is in effect for 10 years and the loss-share agreement for all other loans and other real estate owned is in effect for 5 years from the April 9, 2010 acquisition date and the loss recovery provisions are in effect for 10 years and 8 years, respectively, from the acquisition date.

In addition, on June 14, 2020 (the “True-Up Measurement Date”), BNC has agreed to pay to the FDIC 50% of the excess, if any, of (i) 20% of $136.0 million less (ii) the sum of (A) 25% of the asset premium (discount) or ($68.0 million), plus (B) 25% of the cumulative shared loss payments (defined as the aggregate of all loss-sharing payments made by the FDIC to BNC under the loss-sharing agreements minus the aggregate of all reimbursement payments made by BNC to the FDIC under the loss-sharing agreements), plus (C) the period servicing amounts for any 12-month period prior to and ending on the True-Up Measurement Date (defined as the product of the simple average of the principal amount of shared loss loans and shared loss assets, other than shared loss securities) at the beginning of the period, times 1%. Based upon BNC’s estimate, as of December 31, 2011, no true-up payment will be required to be paid to the FDIC by BNC.

A summary of the assets received and liabilities assumed from the FDIC for Beach First and the estimated fair value adjustments resulting in the net after-tax gain are as follows (dollars in thousands):

	April 9, 2010
	As recorded by	Fair value		As recorded
	Beach First	adjustments		by BNC
Assets
Cash and due from banks	$47,845	$-		$47,845
Investment securities available for sale	60,433	(472	)(1)	59,961
Federal Home Loan Bank stock, at cost	3,661	-		3,661
Loans covered under loss-share agreements	487,776	(130,934	)(2)	356,842
Other real estate owned covered under loss-share agreements	8,719	(1,998	)(3)	6,721
FDIC indemnification asset	-	87,765	(4)	87,765
Accrued interest receivable	2,717	-		2,717
Core deposit intangible	-	1,118	(5)	1,118
Other assets	2,043	-		2,043
Total assets acquired	$613,194	$(44,521)		$568,673
Liabilities
Deposits	$498,587	$1,396	(6)	$499,983
Borrowings	58,078	2,491	(7)	60,569
Deferred tax liability	-	7,436	(8)	7,436
Other liabilities	581	1,518	(9)	2,099
Total liabilities assumed	557,246	12,841		570,087
Excess of assets acquired over liabilites assumed	$55,948
Aggregate fair value adjustments		$(57,362)
Cash received from the FDIC				13,267
Net assets acquired (net after-tax gain)				$11,853

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of investment securities available for sale.

(2)- Adjustment for the fair value of the acquired loan portfolio.

(3)- Adjustment for estimated OREO losses of the acquired OREO portfolio.

(4)- Adjustment for the fair value of payments BNC will receive from the FDIC under loss-share agreements.

(5)- Adjustment for the estimated value of the core deposit intangible.

(6)- Adjustment for fair value of time deposits.

(7)- Adjustment for fair value of FHLB advances.

(8)- Adjustment for the deferred tax liability from the acquisition gain.

(9)- Adjustment for amounts due to the FDIC from BNC.

In connection with the transaction, BNC recorded $11.9 million in net after-tax gain ($19.3 million pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash received from the FDIC, over the estimated fair value of the liabilities assumed and is influenced significantly by the FDIC-assisted transaction process. Under the FDIC-assisted transaction process, only certain assets and liabilities are transferred to the acquirer and, depending on the nature and amount of the acquirer’s bid, the FDIC may be required to make a cash payment to the acquirer.

Other Acquisition

On December 30, 2011, BNC acquired Regent through the purchase of all of its outstanding capital stock from Regent Bancorp, Inc., a Florida corporation. Regent was a full-service, federal savings association headquartered in Greenville, South Carolina, servicing the Greenville area. BNC made this acquisition to enter into the Greenville, South Carolina market and to expand its geographic footprint in the Carolinas.

A summary of the assets received and liabilities assumed in the Regent acquisition, and the estimated fair value adjustments, are as follows (dollars in thousands):

	December 30, 2011
	As recorded by	Fair value		As recorded
	Regent	adjustments		by BNC
Assets
Cash and due from banks	$14,782	$-		$14,782
Investment securities available for sale	962	-		962
Federal Home Loan Bank stock, at cost	85	-		85
Loans and loans held for sale	31,753	(19	)(1)	31,734
Premises and equipment, net	2,639	1,774	(2)	4,413
Accrued interest receivable	101	-		101
Core deposit intangible	-	270	(3)	270
Other assets	956	-		956
Total assets acquired	$51,278	$2,025		$53,303
Liabilities
Deposits	$43,295	$70	(4)	$43,365
Deferred tax liability	-	8	(5)	8
Other liabilities	166	-		166
Total liabilities assumed	43,461	78		43,539
Excess of assets acquired over liabilites assumed	$7,817
Aggregate fair value adjustments		$1,947
Cash paid to Regent Bancorp, Inc.				(9,750)
Net assets acquired (net after-tax gain)				$14

Explanation of fair value adjustments:

(1)- Adjustment for the fair value of the acquired loan portfolio, net of the removal of the loan loss reserve.

(2)- Adjustment for the fair value of the fixed assets acquired.

(3)- Adjustment for the estimated value of the core deposit intangible.

(4)- Adjustment for fair value of time deposits.

(5)- Adjustment for the deferred tax liability from the acquisition gain.

In connection with the transaction, BNC recorded $14,000 in net after-tax gain ($22,000 pre-tax gain) associated with the acquisition. The net gain represents the excess of the estimated fair value of the assets acquired, including cash paid to purchase the outstanding capital stock, over the estimated fair value of the liabilities assumed. To the extent there are additional adjustments to the respective acquisition date fair values up to one year following the respective acquisition, there will be additional adjustments to the gain.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE C – INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities as of December 31, 2011 and 2010 are as follows (dollars in thousands):

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
2011	cost	gains	losses	value
Available for sale:
U.S. government agencies	$22,719	$482	$-	$23,201
State and municipals	152,688	7,996	128	160,556
Mortgage-backed securities:
Residential government sponsored	76,622	4,823	9	81,436
Other government sponsored	16,089	892	-	16,981
Other	47	-	-	47
	$268,165	$14,193	$137	$282,221
Held to maturity:
State and municipals	$91,036	$446	$20	$91,462
Other debt securities	6,000	-	1,120	4,880
	$97,036	$446	$1,140	$96,342

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
2010	cost	gains	losses	value
Available for sale:
State and municipals	$221,902	$2,722	$4,082	$220,542
Mortgage-backed securities:
Residential government sponsored	100,117	5,928	176	105,869
Other government sponsored	24,487	1,926	-	26,413
Other	47	-	-	47
	$346,553	$10,576	$4,258	$352,871
Held to maturity:
Other debt securities	$6,000	$-	$720	$5,280

During the year ended December 31, 2011, the Company reclassified, at fair value, $85.8 million of investment securities available for sale to the held to maturity category. The related unrealized after-tax gains of $3.2 million remained in accumulated other comprehensive income to be amortized over the estimated remaining life of the investment securities as an adjustment of yield, offsetting the related amortization of the premium or accretion of the discount on the transferred investment securities. No gains or losses were recognized at the time of reclassification. Management considers the held to maturity classification of these investment securities to be appropriate as the Company has the positive intent and ability to hold these investment securities to maturity.

The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity and projected cash flows, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties (dollars in thousands).

	Amortized cost	Fair value
Available for sale:
Due within one year	$24,368	$25,685
Due after one year through five years	65,052	68,250
Due after five through ten years	140,596	147,282
Due after ten years	38,149	41,004
	$268,165	$282,221
Held to maturity:
Due after five through ten years	$8,207	$7,099
Due after ten years	88,829	89,243
	$97,036	$96,342

At December 31, 2011 and 2010, investment securities with an estimated fair value of approximately $156.0 million and $165.0 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The following is a summary of realized gains and losses from the sales of investment securities classified as available for sale (dollar in thousands):

	For the years ended December 31,
	2011	2010	2009

Proceeds from sales	$50,717	$77,148	$89,808

Gross realized gains on sales	$2,159	$799	$3,729
Gross realized losses on sales	(957)	(264)	-
Other than temporary impairment loss	-	-	(119)
Total realized gains, net	$1,202	$535	$3,610

The following tables show gross unrealized losses and fair values of investment securities, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010. At December 31, 2011, the unrealized losses relate to 11 state and municipal securities, three mortgage-backed securities and two corporate bonds. Of those, three of the state and municipal securities and the corporate bonds had continuous unrealized losses for more than twelve months. At December 31, 2010, the unrealized losses relate to 137 state and municipal securities and two corporate bonds. Of those, 13 of the state and municipal securities had continuous unrealized losses for more than twelve months. At December 31, 2011, the Company performed an extensive evaluation of the state and municipal investment securities portfolio at a bond-by-bond level, and based on the evaluation, none of the temporary impairment relates to the issuer’s ability to honor redemption obligations or the credit quality of the issuer. The deterioration in value is attributable to changes in market interest rates and the Company expects these investment securities to be paid in full and that any temporary impairment will be fully recoverable prior to or at maturity. Additionally, an evaluation was performed on the two corporate bonds, categorized as other debt securities, and noted no other temporary impairment on those bonds at December 31, 2011. The Company has the ability and intent to hold the investment securities for a reasonable period of time sufficient for a forecasted recovery or until maturity. The temporarily impaired investment securities as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2011	value	losses	value	losses	value	losses
Available for sale:
State and municipals	$7,559	$98	$2,289	$30	$9,848	$128
Mortgage-backed	6,232	9	-	-	6,232	9
	$13,791	$107	$2,289	$30	$16,080	$137
Held to maturity:
State and municipals	$4,149	$20	$-	$-	$4,149	$20
Other debt securities	-	-	4,880	1,120	4,880	1,120
	$4,149	$20	$4,880	$1,120	$9,029	$1,140

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2010	value	losses	value	losses	value	losses
Available for sale:
State and municipals	$112,579	$2,896	$9,330	$1,186	$121,909	$4,082
Mortgage-backed	10,171	176	-	-	10,171	176
	$122,750	$3,072	$9,330	$1,186	$132,080	$4,258
Held to maturity:
Other debt securities	$-	$-	$5,280	$720	$5,280	$720

LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS AND ALLOWANCE FOR LOAN LOSSES

NOTE D - LOANS AND ALLOWANCE FOR LOAN LOSSES

Major segments of loans, including loans covered under loss-share agreements with the FDIC (“covered”) and loans not covered under loss-share agreements (“non-covered”) at December 31, 2011 and 2010 are summarized below (dollars in thousands):

	December 31, 2011			December 31, 2010
	Covered	Non-covered		Covered	Non-covered
	loans	loans	Total	loans	loans	Total
Commercial real estate	$135,242	$723,268	$858,510	$120,053	$557,634	$677,687
Commercial construction	51,426	175,823	227,249	62,879	170,079	232,958
Commercial and industrial	16,402	124,557	140,959	24,903	111,668	136,571
Leases	-	12,815	12,815	-	10,985	10,985
Total commercial	203,070	1,036,463	1,239,533	207,835	850,366	1,058,201
Residential construction	3,992	25,757	29,749	2,402	29,949	32,351
Residential mortgage	109,058	318,148	427,206	94,701	308,615	403,316
Consumer and other	3,913	9,949	13,862	4,404	10,099	14,503
	$320,033	$1,390,317	1,710,350	$309,342	$1,199,029	1,508,371
Deferred loan costs (fees)			(867)			(191)
Total loans, net of deferred loan costs/fees			$1,709,483			$1,508,180

The unpaid principal balance for covered loans was $385.3 million and $404.2 million at December 31, 2011 and 2010, respectively.

During 2011 and 2010, the Company acquired loans as part of several acquisitions as fully discussed in Note B - Acquisitions. The following table presents the estimated fair value of loans acquired on acquisition date, by major loan segments and impairment classification for the years ended December 31, 2011 and 2010 (dollars in thousands):

	2011			2010
	Credit-impaired	Other		Credit-impaired	Other
	loans	loans	Total	loans	loans	Total
Commercial real estate	$6,289	$29,051	$35,340	$56,690	$82,175	$138,865
Commercial construction	4,333	6,448	10,781	43,598	24,691	68,289
Commercial and industrial	-	5,355	5,355	12,769	22,195	34,964
Total commercial	10,622	40,854	51,476	113,057	129,061	242,118
Residential construction	1,575	2,917	4,492	1,719	-	1,719
Residential mortgage	7,948	32,389	40,337	46,708	60,036	106,744
Consumer and other	-	1,016	1,016	330	5,931	6,261
Total loans	$20,145	$77,176	$97,321	$161,814	$195,028	$356,842

Total non-covered loans	$-	$31,734	$31,734	$-	$-	$-
Total covered loans	20,145	45,442	65,587	161,814	195,028	356,842
Total loans	$20,145	$77,176	$97,321	$161,814	$195,028	$356,842

Covered loans acquired will be reimbursed for a substantial portion of any future losses on them under the terms of the FDIC loss-share agreements. The covered loans are reported in loans exclusive of the expected reimbursement from the FDIC. Covered loans are initially recorded at fair value at the acquisition date. The covered loans are and will be subject to the Company’s internal and external credit review and monitoring. Prospective losses incurred on covered loans are eligible for partial reimbursement by the FDIC. Subsequent decreases in the amount expected to be collected result in a provision for loan losses, an increase in the allowance for loan losses, and a proportional increase to the FDIC indemnification asset for the estimated amount to be reimbursed. Subsequent increases in the amount expected to be collected result in the reversal of any previously-recorded provision for loan losses and related allowance for loan losses and decreases to the FDIC indemnification asset, or accretion of certain fair value amounts into interest income in future periods if no provision for loan losses had been recorded.

The Company evaluates loans acquired with evidence of credit deterioration in accordance with the provisions of FASB Topic 310-30: Loans and Debt Securities Acquired with Deteriorated Credit Quality. Credit-impaired loans are those loans showing evidence of credit deterioration since origination and it is probable, at the date of acquisition, the Company will not collect all contractually required principal and interest payments. Generally, the acquired loans that meet the Company’s definition for nonaccrual status fall within the definition of credit-impaired covered loans. The following table presents loans at acquisition date accounted for under FASB Topic 310-30 for the year ending December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Contractually required payments receivable	$33,897	$533,158
Nonaccretable difference (expected losses and foregone interest)	(13,752)	(160,006)
Cash flows expected to be collected	20,145	373,152
Accretable yield	-	(16,310)
Fair value of impaired loans acquired	$20,145	$356,842

For the year ended December 31, 2011, the acquisition date unpaid principal balance of loans acquired that did not have probable credit deterioration was $90.8 million with an estimated fair value of $77.2 million. The discount of $13.6 million will be amortized on a level-yield basis over the economic life of the loans.

A portion of the fair value discount on acquired covered loans has an accretable yield associated with those loans that is accreted into interest income over the estimated remaining life of the loans. The remaining nonaccretable difference represents cash flows not expected to be collected. The changes in the carrying amount of covered acquired loans and accretable yield for loans receivable as of and for the years ended December 31, 2011 and 2010 is as follows (dollars in thousands):

	2011		2010
	Accretable	Carrying	Accretable	Carrying
	yield	amount	yield	amount
Balance at beginning of year	$(13,009)	$309,342	$-	$-
Additions due to acquisitions	-	65,587	(16,310)	348,842
Reductions from payments and foreclosures, net	-	(62,573)	-	(42,801)
Reclasses from non-accretable to accretable yield	(3,055)	-	-	-
Accretion	7,677	7,677	3,301	3,301
Balance at end of year	$(8,387)	$320,033	$(13,009)	$309,342

The Company has the ability to borrow funds from the FHLB and from the Federal Reserve Bank. At December 31, 2011 and 2010, real estate loans with carrying values of $496.3 million and $368.8 million, respectively, were pledged to secure borrowing facilities from these institutions.

The Company has loan and deposit relationships with its directors and executive officers and with companies with which certain directors and executive officers are associated. The following is a summary of loans to executive officers, directors, and their affiliates for the year ended December 31, 2011 (dollars in thousands):

Balance at beginning of year	$30,074
Additional borrowings during the year	3,777
Loan repayments during the year	(12,001)
Balance at end of year	$21,850

Description of segment risks

Each loan portfolio segment is subject to risks that could have an adverse impact on the credit quality of the loan portfolio. Management has identified the most significant risks which are generally similar among the segments as follows:

Commercial real estate loans

Commercial real estate loans consist primarily of loans secured by nonresidential (owner occupied and/or non-owner occupied) real estate, multifamily housing, and agricultural loans. Commercial real estate is primarily dependent on successful operation or management of the property. While these loans are normally secured by commercial buildings for office, storage and warehouse space, it is possible that the liquidation of the collateral will not fully satisfy the obligation. The primary risk associated with multifamily loans is the ability of the income-producing property that collateralizes the loan to produce adequate cash flow to service the debt. High unemployment or generally weak economic conditions may result in customers having to provide rental rate concessions to achieve adequate occupancy rates.

Commercial construction loans

Commercial construction loans, including land development loans, are highly dependent on the supply and demand for commercial real estate in the markets served by BNC as well as the demand for newly constructed residential homes and lots that customers are developing. Continuing deterioration in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for customers.

Commercial and industrial and leases

Each commercial loan or lease is centrally underwritten based primarily upon the customer’s ability to generate the required cash flow to service the debt in accordance with the contractual terms and conditions of the loan agreement. A complete understanding of the borrower’s businesses including the experience and background of the principals is obtained prior to approval. To the extent that the loan or lease is secured by collateral, which is usually personal property or business assets such as inventory or accounts receivable, which is true for the majority of commercial loans and leases, the likely value of the collateral and what level of strength the collateral brings to the transaction is evaluated. To the extent that the principals or other parties provide personal guarantees, the relative financial strength and liquidity of each guarantor is assessed. Common risks include general economic conditions within the markets BNC serves, as well as risks that are specific to each transaction including demand for products and services, personal events such as disability or change in marital status, and reductions in the value of collateral.

Residential construction loans

Residential construction loans are made to individuals and are typically secured by 1-4 family residential property. Significant and rapid declines in real estate values or demand can result in increased difficulty in converting these construction loans to permanent loans. Such a decline in values has led to unprecedented levels of foreclosures and losses within the banking industry. In addition, there has been an increase in average time houses are on the market for sale.

Residential mortgage loans

Each residential mortgage loan is underwritten using credit scoring and analysis tools. These credit scoring tools take into account factors such as payment history, credit utilization, length of credit history, types of credit currently in use, and recent credit inquiries. To the extent that the loan is secured by collateral, the likely value of that collateral is evaluated. Common risks to each class of non-commercial loans include risks that are not specific to individual transactions such as general economic conditions within the markets BNC serves, particularly unemployment and potential declines in real estate values. Personal events such as disability or change in marital status also add risk to residential mortgage loans. Revolving mortgage loans are often secured by second liens on residential real estate, thereby making such loans particularly susceptible to declining collateral values. A substantial decline in collateral value could render a second lien position to be effectively unsecured. Additional risks include lien perfection inaccuracies and disputes with first lienholders that may further weaken the collateral position. Further, the open-end structure of these loans creates the risk that customers may draw on the lines in excess of the collateral value if there have been significant declines since origination.

Consumer and other loans

Consumer and other loans include loans secured by personal property such as automobiles, marketable securities, other titled recreational vehicles including boats and motorcycles, as well as unsecured consumer debt. The value of underlying collateral within this class is especially volatile due to potential rapid depreciation in values since date of loan origination in excess of principal repayment. Consumer loan collections are sensitive to job loss, illness and other personal factors.

The following presents by loan segment, the summary of the Company’s allowance for loan losses and carrying value of loans as of and for the year ended December 31, 2011 and 2010 (dollars in thousands):

	Commercial	Commercial	Commercial		Residential	Residential	Consumer
2011	real estate	construction	and industrial	Leases	construction	mortgage	and other	Total
Allowance for loan losses:
Balance January 1, 2011	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Charge-offs	(6,144)	(8,123)	(1,215)	-	(943)	(5,478)	(60)	(21,963)
Recoveries	158	300	555	15	14	176	18	1,236
Provision (a)	2,653	9,434	1,460	(30)	946	3,769	(18)	18,214
Increase in FDIC indemnification asset (a)	2,150	4,821	13	-	-	1,724	-	8,708
Balance December 31, 2011	$11,789	$10,957	$4,338	$18	$699	$3,058	$149	$31,008
Ending balances:
Specific reserves:
Impaired loans	$1,899	$2,095	$1,340	$-	$-	$819	$12	$6,165
Purchase credit impaired loans	1,583	3,549	9	-	-	268	-	5,409
Total specific reserves	3,482	5,644	1,349	-	-	1,087	12	$11,574
General reserves	8,307	5,313	2,989	18	699	1,971	137	19,434
Total	$11,789	$10,957	$4,338	$18	$699	$3,058	$149	$31,008
Loans:
Ending balance:
Individually evaluated for impairment	$18,010	$23,679	$3,231	$-	$899	$12,955	$122	$58,896
Purchase credit impaired loans	22,895	22,704	2,619	-	1,584	22,234	91	72,127
Loans collectively evaluated for impairment	817,605	180,866	135,109	12,815	27,266	392,017	13,649	1,579,327
Total	$858,510	$227,249	$140,959	$12,815	$29,749	$427,206	$13,862	$1,710,350

(a)	The provision for loan losses includes the "net" provision on covered loans after coverage provided by FDIC loss-share agreements, which totaled $2.2 million. This resulted in an increase in the FDIC indemnification asset of $8.7 million, which is the difference between the net provision on covered loans and the total additions to the allowance for loan losses allocable to the covered loans portfolio of $10.9 million.

	Commercial	Commercial	Commercial		Residential	Residential	Consumer
2010	real estate	construction	and industrial	Leases	construction	mortgage	and other	Total
Allowance for loan losses:
Balance January 1, 2010	$5,451	$5,386	$3,187	$21	$766	$2,342	$156	$17,309
Charge-offs	(5,038)	(4,330)	(5,342)	(9)	(725)	(3,624)	(263)	(19,331)
Recoveries	43	37	135	-	26	201	11	453
Provision	12,516	3,432	5,545	21	615	3,948	305	26,382
Balance December 31, 2010	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Ending balances:
Specific reserves:
Impaired loans	$1,414	$383	$570	$-	$-	$359	$12	$2,738
Purchase credit impaired loans	-	-	-	-	-	-	-	-
Total specific reserves	1,414	383	570	-	-	359	12	$2,738
General reserves	11,558	4,142	2,955	33	682	2,508	197	22,075
Total	$12,972	$4,525	$3,525	$33	$682	$2,867	$209	$24,813
Loans:
Ending balance:
Individually evaluated for impairment	$7,170	$13,560	$5,957	$-	$322	$2,826	$-	$29,835
Purchase credit impaired loans	31,396	22,810	2,084	-	-	22,723	-	79,013
Loans collectively evaluated for impairment	639,121	196,588	128,530	10,985	32,029	377,767	14,503	1,399,523
Total	$677,687	$232,958	$136,571	$10,985	$32,351	$403,316	$14,503	$1,508,371

The following presents by loan segment, information related to impaired loans as of December 31, 2011 and 2010 (dollars in thousands):

				Impaired loans - with
	Impaired loans - with allowance			no allowance
		Unpaid	Allowance for		Unpaid
	Recorded	principal	loan losses	Recorded	principal
December 31, 2011:	investment	balance	allocated	investment	balance
Non-covered:
Commercial real estate	$5,030	$5,010	$1,899	$13,027	$13,000
Commercial construction	10,604	10,563	2,095	13,171	13,116
Commercial and industrial	2,622	2,606	1,340	627	625
Residential construction	-	-	-	901	899
Residential mortgage	8,413	8,401	819	4,568	4,554
Consumer and other	122	122	12	-	-
Total non-covered	26,791	26,702	6,165	32,294	32,194
Covered:
Commercial real estate	10,916	12,748	1,583	11,985	16,055
Commercial construction	5,612	8,366	3,549	17,100	27,002
Commercial and industrial	-	-	9	2,619	3,439
Residential construction	-	-	-	1,584	2,591
Residential mortgage	580	945	268	21,655	30,928
Consumer and other	-	-	-	91	94
Total covered	17,108	22,059	5,409	55,034	80,109
Total loans	$43,899	$48,761	$11,574	$87,328	$112,303

				Impaired loans - with
	Impaired loans - with allowance			no allowance
		Unpaid	Allowance for		Unpaid
	Recorded	principal	loan losses	Recorded	principal
December 31, 2010:	investment	balance	allocated	investment	balance
Non-covered:
Commercial real estate	$4,534	$4,534	$1,414	$2,636	$2,636
Commercial construction	1,788	1,788	383	11,772	11,772
Commercial and industrial	1,323	1,323	570	4,634	4,634
Residential construction	-	-	-	322	322
Residential mortgage	929	929	359	1,937	1,937
Consumer and other	-	-	12	-	-
Total non-covered	8,574	8,574	2,738	21,301	21,301
Covered:
Commercial real estate	-	-	-	31,396	43,552
Commercial construction	-	-	-	22,810	39,481
Commercial and industrial	-	-	-	2,084	2,915
Residential mortgage	-	-	-	22,683	38,678
Total covered	-	-	-	78,973	124,626
Total loans	$8,574	$8,574	$2,738	$100,274	$145,927

The following presents by loan segment, information related to the average investment and interest income recognized on impaired loans for the year ended December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Average	Interest	Average	Interest
	recorded	income	recorded	income
	investment	recognized	investment	recognized
Impaired loans with allowance:
Commercial real estate	$5,492	$135	$3,174	$110
Commercial construction	10,431	189	1,252	6
Commercial and industrial	582	28	920	-
Residential construction	273	12	-	-
Residential mortgage	6,214	126	646	-
Total impaired loans with allowance	$22,992	$490	$5,992	$116
Impaired loans with no allowance:
Commercial real estate	$33,498	$89	$23,668	$12
Commercial construction	36,250	215	24,051	52
Commercial and industrial	5,194	49	4,672	4
Residential construction	1,932	18	224	-
Residential mortgage	26,056	89	17,122	-
Consumer and other	105	-	-	-
Total impaired loans with no allowance	$103,035	$460	$69,737	$68
Impaired loans:
Commercial	$91,447	$705	$57,737	$184
Consumer	34,580	245	17,992	-
Total impaired loans	$126,027	$950	$75,729	$184

For the year ended December 31, 2011, the amount of interest income recognized within the period that the loans were impaired was primarily related to loans modified in a troubled debt restructuring that remained on accrual status. The average balance of impaired loans for the year ended December 31, 2009 was $15.0 million. For the years ended December 31, 2011, 2010 and 2009, the amount of interest income recognized using a cash-basis method of accounting during the period that the loans were impaired was not material.

The following presents by loan segment, a summary of recorded investment in nonaccrual loans, at December 31, 2011 and 2010 (dollars in thousands):

	2011			2010
	Covered	Non-covered		Covered	Non-covered
	loans	loans	Total	loans	loans	Total
Nonaccrual loans:
Commercial real estate	$19,692	$6,197	$25,889	$22,090	$11,187	$33,277
Commercial construction	21,634	6,562	28,196	20,474	10,245	30,719
Commercial and industrial	2,619	513	3,132	1,749	1,065	2,814
Residential construction	1,584	143	1,727	-	252	252
Residential mortgage	22,234	6,028	28,262	20,413	3,475	23,888
Consumer and other	91	-	91	27	-	27
Total nonaccrual loans	$67,854	$19,443	$87,297	$64,753	$26,224	$90,977

Accruing greater than 90 days past due:
Commercial real estate	$858	$-	$858	$3,009	$-	$3,009
Commercial construction	585	-	585	267	-	267
Commercial and industrial	14	-	14	337	-	337
Residential mortgage	3,943	-	3,943	930	44	974
Consumer and other	25	-	25	11	-	11
Total 90 days past due loans	$5,425	$-	$5,425	$4,554	$44	$4,598

The following presents by loan segment, an aging analysis of past due loans as of December 31, 2011 and 2010 (dollars in thousands):

			Greater
			than
	30-59 days	60-89 days	90 days		Total		Total
	past due	past due	past due	Nonaccrual	past due	Current	loans
December 31, 2011:
Non-covered:
Commercial real estate	$1,668	$-	$-	$6,197	$7,865	$715,403	$723,268
Commercial construction	1,068	99	-	6,562	7,729	168,094	175,823
Commercial and industrial	10	11	-	513	534	124,023	124,557
Leases	122	-	-	-	122	12,693	12,815
Residential construction	-	-	-	143	143	25,614	25,757
Residential mortgage	749	445	-	6,028	7,222	310,926	318,148
Consumer and other	18	-	-	-	18	9,931	9,949
Total non-covered	3,635	555	-	19,443	23,633	1,366,684	1,390,317
Covered:
Commercial real estate	6,297	1,515	858	19,692	28,362	106,880	135,242
Commercial construction	670	2,660	585	21,634	25,549	25,877	51,426
Commercial and industrial	54	19	14	2,619	2,706	13,696	16,402
Residential construction	-	-	-	1,584	1,584	2,408	3,992
Residential mortgage	1,455	667	3,943	22,234	28,299	80,759	109,058
Consumer and other	71	81	25	91	268	3,645	3,913
Total covered	8,547	4,942	5,425	67,854	86,768	233,265	320,033
Total loans	$12,182	$5,497	$5,425	$87,297	$110,401	$1,599,949	$1,710,350

			Greater
			than
	30-59 days	60-89 days	90 days		Total		Total
	past due	past due	past due	Nonaccrual	past due	Current	loans
December 31, 2010:
Non-covered:
Commercial real estate	$2,413	$189	$-	$11,187	$13,789	$543,845	$557,634
Commercial construction	146	-	-	10,245	10,391	159,688	170,079
Commercial and industrial	142	-	-	1,065	1,207	110,461	111,668
Leases	98	-	-	-	98	10,887	10,985
Residential construction	2,604	-	-	252	2,856	27,093	29,949
Residential mortgage	2,384	461	43	3,475	6,363	302,252	308,615
Consumer and other	31	-	-	-	31	10,068	10,099
Total non-covered	7,818	650	43	26,224	34,735	1,164,294	1,199,029
Covered:
Commercial real estate	1,616	1,237	3,009	22,090	27,952	92,101	120,053
Commercial construction	460	3,213	267	20,474	24,414	38,465	62,879
Commercial and industrial	371	130	337	1,749	2,587	22,316	24,903
Residential construction	223	-	-	-	223	2,179	2,402
Residential mortgage	1,452	2,644	931	20,413	25,440	69,261	94,701
Consumer and other	13	8	11	27	59	4,345	4,404
Total covered	4,135	7,232	4,555	64,753	80,675	228,667	309,342
Total loans	$11,953	$7,882	$4,598	$90,977	$115,410	$1,392,961	$1,508,371

Credit quality indicators

The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicators use an internal credit risk rating system that categorizes loans and leases into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans and leases that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans and leases to businesses or individuals in the classes which comprise the commercial portfolio segment. Groups of loans and leases that are underwritten and structured using standardized criteria and characteristics are typically risk rated and monitored collectively. These are typically loans and leases to individuals in the classes which comprise the consumer portfolio segment.

Loans excluded from the scope of the annual review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the creditworthiness of the borrower; or (c) the customer contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as special mention, substandard or even charged off. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss. Loans classified as loss are considered uncollectible and are in the process of being charged-off, as soon as practical, once so classified.

The following presents by loan segment and by credit quality indicator, the recorded investment in the Company’s loans as of December 31, 2011 and 2010 (dollars in thousands):

		Pass	Special
	Total	credits	mention	Substandard	Doubtful	Loss
December 31, 2011:
Non-covered:
Commercial real estate	$723,268	$662,070	$17,558	$43,640	$-	$-
Commercial construction	175,823	134,341	7,358	34,124	-	-
Commercial and industrial	124,557	115,519	3,485	5,470	83	-
Leases	12,815	12,815	-	-	-	-
Residential construction	25,757	21,574	275	3,908	-	-
Residential mortgage	318,148	276,712	20,705	20,731	-	-
Consumer and other	9,949	9,347	432	170	-	-
Total non-covered	1,390,317	1,232,378	49,813	108,043	83	-
Covered:
Commercial real estate	135,242	87,891	10,661	26,532	10,148	10
Commercial construction	51,426	17,497	3,856	13,360	16,621	92
Commercial and industrial	16,402	10,405	2,066	1,589	1,317	1,025
Residential construction	3,992	1,641	592	1,571	188	-
Residential mortgage	109,058	59,268	14,949	21,872	12,850	119
Consumer and other	3,913	3,574	98	226	13	2
Total covered	320,033	180,276	32,222	65,150	41,137	1,248
Total loans	$1,710,350	$1,412,654	$82,035	$173,193	$41,220	$1,248

		Pass	Special
	Total	credits	mention	Substandard	Doubtful	Loss
December 31, 2010:
Non-covered:
Commercial real estate	$557,634	$503,345	$21,345	$32,944	$-	$-
Commercial construction	170,079	110,810	19,661	39,608	-	-
Commercial and industrial	111,668	102,491	6,594	2,288	150	145
Leases	10,985	10,985	-	-	-	-
Residential construction	29,949	21,454	3,725	4,770	-	-
Residential mortgage	308,615	265,538	30,190	12,887	-	-
Consumer and other	10,099	9,446	379	274	-	-
Total non-covered	1,199,029	1,024,069	81,894	92,771	150	145
Covered:
Commercial real estate	120,053	48,548	29,249	30,199	11,939	118
Commercial construction	62,879	2,963	12,440	29,736	17,518	222
Commercial and industrial	24,903	12,001	7,475	4,361	881	185
Residential construction	2,402	2,179	223	-	-	-
Residential mortgage	94,701	42,572	15,528	27,327	9,191	83
Consumer and other	4,404	3,819	337	214	31	3
Total covered	309,342	112,082	65,252	91,837	39,560	611
Total loans	$1,508,371	$1,136,151	$147,146	$184,608	$39,710	$756

Modifications

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor is often requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period. Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs for a period of time. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Land loans are also included in the class of residential mortgage loans. Land loans are typically structured as interest-only monthly payments with a balloon payment due at maturity. Land loans modified in a TDR typically involve extending the balloon payment by one to three years, changing the monthly payments from interest-only to principal and interest. Home equity modifications are made infrequently and are not offered if the Company also holds the first mortgage. Home equity modifications are uniquely designed to meet the specific needs of each borrower. Occasionally, the terms will be modified to a standalone second lien mortgage, thereby changing their loan class from home equity to residential mortgage.

Loans modified in a TDR are, in many cases, already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Company may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired consumer and commercial loans that have been modified in a TDR is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates.

The Company adopted the amendments in Accounting Standards Update No. 2011-02 during the current year ended December 31, 2011. As required, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as a TDR. The Company identified certain TDR’s for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying the reassessed receivables as a TDR, the Company also identified them as impaired under the new guidance. The amendments require prospective application of the impairment measurement guidance for those receivables newly identified as impaired.

In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs at December 31, 2011 (dollars in thousands):

		Pre-modification	Post-modification
	Number of	outstanding	outstanding
	contracts	loan balance	loan balance
Commercial real estate	12	$15,069	$14,563
Commercial construction	25	23,108	19,305
Commercial and industrial	5	2,718	2,718
Residential construction	2	755	755
Residential mortgage	17	10,739	8,853
Consumer and other	1	122	122
Total modifications	62	$52,511	$46,316

The following presents loans modified in a TDR that defaulted during the year ended December 31, 2011, and within twelve months of their modification date (dollars in thousands):

	Number of	Recorded
December 31, 2011:	contracts	investment
Commercial real estate	1	$509
Commercial construction	1	1,216
Commercial and industrial	1	4
Residential mortgage	5	2,811
Consumer and other	1	122
Total modifications	9	$4,662

At December 31, 2011, loan modifications considered TDR’s totaled $46.3 million, of which $4.8 million is included in nonaccrual loans, and the remaining $41.5 million were not past due and performing to the restructured terms. At December 31, 2010, TDR’s totaled $8.3 million, of which $3.0 million is included in nonaccrual loans, and the remaining $5.3 million were not past due and performing to the restructured terms. Loan restructurings occur when a borrower is experiencing, or is expected to experience, financial difficulties in the near-term and a modification that would otherwise not be considered is granted to the borrower. The following presents by loan segment, a summary of loan modifications as of December 31, 2011 and 2010 (dollars in thousands):

			Total		Allowance for
			number of	Total	loan losses
	Accrual	Nonaccrual	contracts	modifications	allocated
December 31, 2011:
Commercial real estate	$12,869	$1,694	12	$14,563	$584
Commercial construction	18,187	1,118	25	19,305	1,193
Commercial and industrial	2,718	-	5	2,718	1,203
Residential construction	755	-	2	755	-
Residential mortgage	6,864	1,989	17	8,853	590
Consumer and other	122	-	1	122	-
Total modifications	$41,515	$4,801	62	$46,316	$3,570

			Total		Allowance for
			number of	Total	loan losses
	Accrual	Nonaccrual	contracts	modifications	allocated
December 31, 2010:
Commercial real estate	$1,764	$2,894	5	$4,658	$607
Commercial construction	3,314	-	11	3,314	418
Commercial and industrial	87	14	3	101	-
Residential construction	-	-	-	-	30
Residential mortgage	187	43	3	230	29
Consumer and other	-	-	-	-	-
Total modifications	$5,352	$2,951	22	$8,303	$1,084

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories:

Rate modification - A modification in which the interest rate is changed.

Term modification - A modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.

Combination modification – Any other type of modification, including the use of multiple categories above.

As of December 31, 2011 and 2010, no available commitments were outstanding on TDRs. The following tables present new troubled debt restructurings, by modification category, for the years ended December 31, 2011 and 2010 (dollars in thousands):

			Interest
	Rate	Term	only	Combination	Total
	modifications	modifications	modifications	modifications	modifications
December 31, 2011:
Commercial real estate	$937	$656	$7,789	$4,126	$13,508
Commercial construction	1,888	52	12,192	4,174	18,306
Commercial and industrial	-	-	200	2,518	2,718
Residential construction	-	389	-	366	755
Residential mortgage	735	1,183	422	6,513	8,853
Consumer and other	-	3	122	-	125
Total modifications	$3,560	$2,283	$20,725	$17,697	$44,265
Total number of contracts	6	7	25	26	64

			Interest
	Rate	Term	only	Combination	Total
	modifications	modifications	modifications	modifications	modifications
December 31, 2010:
Commercial real estate	$-	$-	$47	$1,253	$1,300
Commercial construction	-	82	-	952	1,034
Residential mortgage	-	-	-	39	39
Total modifications	$-	$82	$47	$2,244	$2,373
Total number of contracts	-	3	4	14	21

Loans held for sale

The Company originates certain single family, residential first mortgage loans for sale on a presold basis. Loan sale activity for the years ended December 31, 2011, 2010 and 2009 is summarized below (dollars in thousands):

	2011	2010	2009
Loans held for sale at December 31,	$9,596	$6,751	$2,766
Proceeds from sales of loans held for sale	91,942	101,059	80,851
Mortgage fees	2,230	1,583	1,108

FDIC INDEMNIFICATION ASSET	12 Months Ended
Dec. 31, 2011
FDIC INDEMNIFICATION ASSET

NOTE E – FDIC INDEMNIFICATION ASSET

The FDIC indemnification asset activity is summarized as follows (dollars in thousands):

	2011	2010
Balance at beginning of year	$69,493	$-
Receivable from acquisitions	33,928	95,765
Accretion of present value discount, net	1,250	1,136
Post acquisition adjustments	8,721	-
Receipt of payments from FDIC	(21,541)	(27,408)
Balance at end of year	$91,851	$69,493

The FDIC indemnification asset is measured separately from the related covered assets and is recorded at fair value. The fair value was estimated using projected cash flows related to the loss-share agreements based on the expected reimbursements for losses and the applicable loss-share percentages.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE F - PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2011 and 2010 are summarized as follows (dollars in thousands):

	2011	2010
Land	$9,774	$6,893
Buildings and leasehold improvements	29,791	21,904
Furniture, fixtures and equipment	14,446	10,437
	54,011	39,234
Less accumulated depreciation and amortization	10,791	8,684
Premises and equipment, net	$43,220	$30,550

Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $2.2 million, $1.8 million and $1.6 million, respectively.

The Company has entered into various noncancellable operating leases for land and buildings used in its operations that expire at various dates through 2026. Most of the leases contain renewal options. Certain leases provide for periodic rate negotiation or escalation. The leases generally provide for payment of property taxes, insurance and maintenance costs by the Company. Rental expense, including month-to-month leases, reported in non-interest expense was $2.0 million, $1.4 million, and $463,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, future minimum rental commitments under noncancellable operating leases that have a remaining life in excess of one year are as follows (dollars in thousands):

2012	$1,968
2013	1,856
2014	1,820
2015	1,528
2016	1,453
Thereafter	7,241
Total	$15,866

The Company had previously leased a branch facility from one of its directors. This lease was not renewed at the expiration date during 2010. Rent expense for this lease totaled $46,000 and $49,000 for the years ended December 31, 2010 and 2009, respectively.

GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLES

NOTE G - GOODWILL AND OTHER INTANGIBLES

Goodwill at both December 31, 2011 and 2010 amounted to $26.1 million. For the years ended December 31, 2011 and 2010, there were additional core deposit intangibles acquired of $1.1 million for each year in connection with the acquisitions (see Note B – Acquisitions). In 2009, there were no additional goodwill or other intangibles acquired, or impairment losses recognized on goodwill. The last test for goodwill impairment conducted as of December 31, 2011 concluded that there was no goodwill impairment.

The following is a summary of other intangible assets at December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Other intangibles – gross	$4,575	$3,488
Less accumulated amortization	1,589	1,172
Other intangibles – net	$2,986	$2,316

Other intangibles amortization expense for the years ended December 31, 2011, 2010, and 2009 amounted to $416,000, $372,000, and $246,000, respectively. The following table presents estimated amortization expense for other intangibles for the year ending December 31 (dollars in thousands):

2012	$522
2013	486
2014	463
2015	458
2016	359
Thereafter	698
Total	$2,986

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE H – DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits are as follows (dollars in thousands):

	Less than	Greater than
	$100,000	$100,000	Total
2012	$202,494	$528,751	$731,245
2013	35,327	113,477	148,804
2014	6,838	83,826	90,664
2015	1,336	43,851	45,187
2016	444	37,181	37,625
Thereafter	78	9,494	9,572
Total	$246,517	$816,580	$1,063,097

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS

NOTE I - SHORT-TERM BORROWINGS

Short-term borrowings at December 31, 2011 and 2010 consisted of the following (dollars in thousands):

	2011	2010
Repurchase agreements	$8,631	$7,735
Advances from FHLB	55,000	48,018
Federal funds purchased	300	1,199
Revolving line of credit	6,280	3,255
Total	$70,211	$60,207

Securities sold under agreements to repurchase generally mature within one day from the transaction date and are collateralized by either U.S. Government Agency obligations, government sponsored mortgage-backed securities or securities issued by local governmental municipalities.

During the years ended December 31, 2011 and 2010, the Company reclassified $4.0 million and $3.0 million, respectively, of its FHLB advances to short-term borrowings due to current maturities being within one year. Additionally, the Company utilizes short-term borrowings from FHLB, with $51.0 million outstanding at December 31, 2011 and $45.0 million at December 31, 2010. These borrowings are secured as discussed below in the long-term debt note for FHLB advances.

The Company may purchase federal funds through unsecured federal funds guidance lines of credit totaling $57.0 million as of December 31, 2011. These lines are intended for short-term borrowings and are subject to restrictions limiting the frequency and terms of advances. These lines of credit are payable on demand and bear interest based upon the daily federal funds rate.

The Company also has an unsecured revolving line of credit of up to $10.0 million with a bank, bearing interest at the prime rate with a floor of 5.00% and maturing on September 25, 2012, with $6.3 million and $3.3 million outstanding at December 31, 2011 and 2010, respectively.

In addition, the Company has the ability to borrow funds from the Federal Reserve Bank of Richmond utilizing the discount window and the borrower-in-custody of collateral arrangement. At December 31, 2011, investment securities and commercial loans in the amounts of $9.0 million and $141.6 million, respectively, were assigned under these arrangements. As of December 31, 2011, the Company had approximately $124.5 million in additional borrowing capacity available under these arrangements with no outstanding balances.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT

NOTE J - LONG-TERM DEBT

Long-term debt at December 31, 2011 and 2010 consisted of the following advances from the FHLB (dollars in thousands):

Maturity:	Interest rate	2011	2010
June 2012	2.05%	$4,000	$4,000
December 2014	3.62%	2,000	2,000
December 2014	3.87%	15,000	15,000
September 2017	3.73%	10,000	10,000
September 2017	3.66%	10,000	10,000
January 2018	2.15%	15,000	15,000
January 2018	2.27%	10,000	10,000
June 2012 advance reclassified to short-term borrowngs	2.05%	(4,000)	-
Total		$62,000	$66,000

The above advances have been made against a $252.6 million line of credit secured by real estate loans in the amount of $354.7 million and investment securities with a fair value of $40.0 million. Advances must be adequately collateralized. The weighted average rate for advances outstanding at December 31, 2011 and 2010 was 3.13% and 3.07%, respectively.

A description of the junior subordinated debentures outstanding at December 31, 2011 and 2010 is as follows (dollars in thousands):

	Date of	Shares	Interest	Maturity	Principal Amount
	Issuance	Issued	Rate	Date	2011	2010
Bank of North Carolina	6/07/2005	8,000	Libor plus 1.80%	7/7/2015	$8,000	$8,000
BNC Bancorp Capital Trust I	4/03/2003	5,000	Libor plus 3.25%	4/15/2033	5,155	5,155
BNC Bancorp Capital Trust II	3/11/2004	6,000	Libor plus 2.80%	4/7/2034	6,186	6,186
BNC Bancorp Capital Trust III	9/23/2004	5,000	Libor plus 2.40%	9/23/2034	5,155	5,155
BNC Bancorp Capital Trust IV	9/27/2006	7,000	Libor plus 1.70%	12/31/2036	7,217	7,217
Total					$31,713	$31,713

The junior subordinated debentures issued by BNC are classified as Tier II capital for regulatory purposes. The junior subordinated debentures issued by the trusts currently qualify as Tier I capital for the Company, subject to certain limitations, and constitute a full and unconditional guarantee by the Company of the trust’s obligations under the preferred securities. At December 31, 2011 and 2010, the Company had $713,000 of equity investment in the above wholly-owned BNC Bancorp Capital Trusts and is included in other assets in the accompanying consolidated balance sheets. The weighted average rate for the junior subordinated debentures outstanding for the years ending December 31, 2011 and 2010 was 2.71% and 2.74%, respectively.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY

NOTE K – SHAREHOLDERS’ EQUITY

On June 14, 2010, the Company entered into an Investment Agreement (the “Investment Agreement”) with Aquiline BNC Holdings LLC, a Delaware limited liability company (“Aquiline”). Pursuant to the Investment Agreement, Aquiline purchased 892,799 shares of the Company’s common stock, no par value per share, at $10.00 per share and 1,804,566 shares of the Company’s Mandatorily Convertible Non-Voting Preferred Stock, Series B (the “Series B Preferred Stock”) at $10.00 per share. The purchase of common stock and Series B Preferred Stock by Aquiline was part of a $35 million private placement that closed on June 14, 2010 (the “Private Placement”). In addition to Aquiline, other investors, including certain directors of the Company, purchased 802,635 shares of the Company’s common stock at $10.00 per share (collectively, with Aquiline, the “Investors”) as a part of the Private Placement on June 14, 2010. The Investors, other than Aquiline, entered into Subscription and Registration Rights Agreements with the Company in connection with their investment in the Company’s common stock in the Private Placement. Proceeds from the Private Placement, after deducting issuance costs, were $16.1 million and $17.2 million for common stock issued and Series B Preferred Stock issued, respectively. The amount of issuance costs for the Private Placement was $832,000 and $885,000, respectively.

During 2008, the Company issued 31,260 shares of preferred stock to the U.S. Treasury for $31.3 million pursuant to the Treasury’s CPP. Additionally, the Company issued 543,337 common stock warrants to the U.S. Treasury as a condition to its participation in the CPP. The warrants have an exercise price of $8.63 each, are immediately exercisable and expire 10 years from the date of issuance. The CPP preferred stock is non-voting, other than having class voting rights on certain matters, and pays cumulative dividends quarterly at a rate of 5% per annum for the first five years and 9% thereafter. The preferred shares are redeemable at the option of the Company under certain circumstances during the first three years and only thereafter without restriction. The preferred stock and common stock warrants qualify as Tier 1 capital. The CPP participation also limits the rate of dividend payments on the Company’s common stock to the amount of its last quarterly cash dividend prior to participation in the program of $0.05 per share unless an increase is approved by the Treasury.

The fair value of the preferred stock was estimated on the date of issuance by discounting future cash flows at 13% under the assumption that the shares will be redeemed at the end of five years. The fair value of the warrants was estimated on the date of grant using the Black-Scholes option pricing model assuming a risk-free interest rate of 2.73%, expected volatility of 49.1%, a dividend yield of 2.50% and an expected life of 10 years. The total proceeds of $31.3 million were allocated to the preferred stock and the warrants based upon those relative fair values, resulting in a value assigned to the warrants of $2.4 million and discount on the preferred stock of the same amount.

The following is a summary of the Company’s dividends declared and paid for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

	2011	2010	2009
Common stock	$1,813	$1,638	$1,101
CPP preferred stock (Series A):
Dividends	1,563	1,563	1,558
Accretion of discount	480	453	426
Series B preferred stock	361	180	-

REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2011
REGULATORY CAPITAL REQUIREMENTS

NOTE L - REGULATORY CAPITAL REQUIREMENTS

BNC, as a North Carolina banking corporation, may pay cash dividends to the Company only out of undivided profits as determined pursuant to North Carolina General Statutes Section 53-87. However, regulatory authorities may limit payment of dividends by any bank when it is determined that such a limitation is in the public interest and is necessary to ensure financial soundness of the bank.

The Company and BNC are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a material adverse effect on the Company’s consolidated financial statements. Capital adequacy guidelines and the regulatory framework for prompt corrective action prescribe specific capital guidelines that involve quantitative measures of BNC’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. BNC’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. As of December 31, 2011, the most recent notification from the FDIC categorized BNC as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized BNC must maintain minimum amounts and ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the BNC’s category. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and BNC to maintain minimum amounts and ratios, as prescribed by regulations, of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets. As of December 31, 2011 and 2010, BNC met its capital adequacy requirements as set forth below (dollars in thousands):

					To be well capitalized
			For capital		under prompt corrective
			adequacy purposes		action provisions
	Actual		Minimum		Minimum
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to risk weighted assets)	$187,246	11.51%	$130,089	8.00%	$162,612	10.00%
Tier 1 Capital (to risk weighted assets)	162,404	9.99%	65,045	4.00%	97,567	6.00%
Tier 1 Capital (to average assets)	162,404	7.38%	88,025	4.00%	110,031	5.00%

As of December 31, 2010:
Total Capital (to risk weighted assets)	$182,637	13.01%	$112,293	8.00%	$140,366	10.00%
Tier 1 Capital (to risk weighted assets)	157,002	11.19%	56,146	4.00%	84,219	6.00%
Tier 1 Capital (to average assets)	157,002	7.42%	84,587	4.00%	105,734	5.00%

The Company is also subject to these capital requirements. At December 31, 2011 and 2010, the Company’s capital amounts are as follows:

	2011	2010
Total capital to risk-weighted assets	11.19%	12.75%
Tier I capital to risk-weighted assets	9.65%	10.94%
Tier I capital to average assets	7.13%	7.26%

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS

NOTE M - EMPLOYEE BENEFITS

During 2004 the Company adopted, with shareholder approval, the BNC Bancorp Omnibus Stock Ownership and Long Term Incentive Plan. The Compensation Committee may grant or award eligible participants options, rights to receive restricted shares of common stock, and or stock appreciation rights (collectively referred to herein as “Rights”). On June 15, 2010, at the 2010 Annual Meeting of the Company’s shareholders, the shareholders approved Amendment No. 1 to the Company’s Omnibus Stock Ownership and Long Term Incentive Plan which provided an additional 400,000 shares of the Company’s common stock underlying rights which may be granted pursuant to the plan. In addition, the Company maintains shareholder-approved, stock-based compensation plans including a nonqualified stock option plan for directors and a qualified incentive stock option plan for key employees. Options granted under the nonqualified plan vest immediately and expire ten years after the grant date. Options granted under the qualified plan vest ratably over a five year period and expire ten years after the grant date. At December 31, 2011, the Company had 265,249 grants of Rights issued and outstanding and 335,240 unissued Rights available for grants or awards.

The share-based awards granted under the aforementioned plans have similar characteristics, except that some awards have been granted in options and certain awards have been granted in restricted stock. Therefore, the following disclosures have been disaggregated for the stock option and restricted stock awards of the plans due to their dissimilar characteristics. The Company funds the option shares and restricted stock from authorized but unissued shares.

Stock Option Awards. The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The risk-free interest rate is based on the U.S. Treasury rate for the expected life at the time of grant. Volatility is based on the average volatility of the Company based upon previous trading history. The expected life and forfeiture assumptions are based on historical data. Dividend yield is based on the yield at the time of the option grant. The assumptions used for the grants of options to employees for the year ended December 31, 2010 and 2009 is presented below. There were no grants of options during the year ended December 31, 2011.

Assumptions in estimating option values:	2010	2009
Weighted-average volatility	34.46%	31.32%
Expected dividend yield	2.05%	2.70%
Risk-free interest rate	3.57%	3.25%
Expected life	10 years	7 years

A summary of option activity under the stock option plans as of December 31, 2011 and changes during the year ended December 31, 2011 is presented below (dollars in thousands, except per share data):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Shares	price	term	value
Outstanding at December 31, 2010	269,245	$9.64
Granted	-	-
Exercised	(6,838)	7.64
Forfeited or expired	(67,282)	8.26
Outstanding at December 31, 2011	195,125	$10.19	2.9 years	$78
Exercisable at December 31, 2011	181,113	$10.33	2.5 years	$77
Share options expected to vest	14,012	$8.35	7.9 years	$1

The related compensation expense recognized for stock option awards for the years ended December 31, 2011, 2010 and 2009 was $14,000, $13,000 and $14,000, respectively. As of December 31, 2011, there was $31,000 of total unrecognized compensation cost related to non-vested stock options granted under the plans. That cost is expected to be recognized over a weighted average period of 1.36 years.

For the years ended December 31, 2011, 2010 and 2009 the intrinsic value of options exercised amounted to $1,000, $3,000, and $7,000, respectively, and the fair value of options vested amounted to $14,000, $9,000 and $9,000, respectively.

Cash received from option exercises under all share-based payment arrangements for the years ended December 31, 2011, 2010 and 2009 was $52,000, $5,000 and $32,000, respectively. The actual tax benefit realized for tax deductions from option exercise of the share-based payment arrangements totaled $0, $1,000, and $3,000, respectively, for the years ended December 31, 2011, 2010 and 2009.

Restricted Stock Awards. A summary of the status of the Company’s non-vested stock awards as of December 31, 2011 and changes during the year ended December 31, 2011 is presented below (dollars in thousands, except per share data):

		Weighted
		average
	Number of	grant date
	shares	fair value

Non-vested at December 31, 2010	69,443	$7.64
Granted	50,200	6.95
Vested	(49,519)	7.25
Non-vested at December 31, 2011	70,124	$7.42

The related compensation expense recognized for restricted stock awards for the years ended December 31, 2011, 2010 and 2009 was $359,000, $234,000 and $38,000, respectively. As of December 31, 2011, there was $352,000 of total unrecognized compensation cost related to non-vested restricted stock granted under the plans. That cost is expected to be recognized over a weighted average period of 1.35 years. The fair value of restricted stock grants vested during 2011, 2010 and 2009 was $95,000, $89,000 and $17,000, respectively.

Qualified Profit Sharing 401(k) Plan - The Company maintains a qualified profit sharing 401(k) plan for employees 20.5 years of age or over which covers substantially all employees. Under the plan, employees may contribute up to an annual maximum as determined by the Code. The Company matches 50% of the employee contributions up to 6% of the participant's compensation. The plan provides that employees' contributions are 100% vested at all times, and the Company's contributions vest at 20% each year after the second year of service. The expense related to the plan for the years ended December 31, 2011, 2010 and 2009 was $578,000, $463,000 and $475,000, respectively.

Employment Agreements - The Company has entered into employment agreements with its chief executive officer and two other executive officers to ensure a stable and competent management base. The agreements provide for a three-year term, with an automatic one-year renewal on each anniversary date. The agreements provide for benefits as set forth in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officers’ rights to receive certain vested benefits, including compensation. In the event of a change in control of the Company, as outlined in the agreements, the acquirer will be bound to the terms of the contracts.

Director and Executive Officer Benefit Plans - The Company has Salary Continuation Agreements and supplemental retirement benefits with its chief executive officer and certain other officers. The Salary Continuation Agreements provide for lifetime benefits to be paid to each executive with the payment amounts varying upon different retirement scenarios, such as normal retirement, early termination, disability, or change in control. The Company has purchased life insurance policies on the participating officers in order to provide future funding of benefit payments. Provisions for the years ended December 31, 2011, 2010 and 2009 totaled $657,000, $810,000 and $657,000, respectively, were expensed for future benefits to be provided under these benefit plans. The corresponding liability related to these benefit plans was $5.7 million, $5.1 million and $4.4 million as of December 31, 2011, 2010 and 2009, respectively.

The Company also has a deferred compensation plan for its directors. Expense provided under the plan totaled $530,000, $654,000 and $187,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Since 2003, directors have had the option to invest amounts deferred in Company common stock that is held in a rabbi trust established for that purpose. At December 31, 2011 and 2010, the trust held 261,043 and 155,622 shares of Company common stock, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE N - INCOME TAXES

Provisions for income tax are summarized as follows for the years ended December 31 (dollars in thousands):

	2011	2010	2009
Current tax provision (benefit):
Federal	$581	$451	$1,133
State	742	362	841
Total current tax provision	1,323	813	1,974
Deferred tax provision (benefit):
Federal	(2,821)	(1,330)	(1,953)
State	(285)	313	(306)
Total deferred tax benefit	(3,106)	(1,017)	(2,259)
Total income tax benefit	$(1,783)	$(204)	$(285)

The difference between income tax expense and the amount computed by applying the statutory federal income tax rate of 34% was as follows for the years ended December 31 (dollars in thousands):

	2011	2010	2009
Income before taxes	$5,147	$7,522	$6,252

Tax at statutory federal rate	$1,750	$2,557	$2,126

State income tax, net of federal benefit	301	445	353
Tax exempt interest income	(3,306)	(3,029)	(2,570)
Income from life insurance	(546)	(281)	(287)
Other	18	104	93
	$(1,783)	$(204)	$(285)

Significant components of deferred tax assets and liabilities at December 31 were as follows (dollars in thousands):

	2011	2010
Deferred tax assets:
Allowance for loan losses	$11,767	$9,431
Net operating loss carryforwards	1,182	1,152
Deferred compensation	1,986	1,919
Unrealized loss on interest rate cap	6,495	6,494
Other real estate owned writedowns	2,778	1,690
AMT credit carryforward	3,184	1,996
Interest on nonaccrual loans	358	-
Stock-based compensation	255	119
Other	1,105	307
Total deferred tax assets	29,110	23,108
Deferred tax liabilities:
Premises and equipment	876	680
Leasing activities	639	640
Unrealized gains on securities	7,433	2,435
Unrealized gains on interest rate swaps	-	98
Core deposit intangibles	409	503
FDIC acquisition	7,928	6,039
Other	231	188
Total deferred tax liabilities	17,516	10,583
Net deferred tax asset included in other assets	$11,594	$12,525

It is management's opinion that realization of the net deferred tax asset is more likely than not based on the Company's history of taxable income and estimates of future taxable income.

At December 31, 2011, the Company had net operating loss carryforwards of approximately $2.8 million available to offset future taxable income, expiring in 2030. The Company also has net operating loss carryforwards of approximately $649,000, which were acquired in the merger of Independence Bank in 2002. These loss carryforwards expire at various dates through 2022.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company did not have an accrual for uncertain tax positions at December 31, 2011 or 2010.

DERIVATIVES	12 Months Ended
Dec. 31, 2011
DERIVATIVES

NOTE O –DERIVATIVES

The Company utilizes derivative financial instruments primarily to hedge its exposure to changes in interest rates. All derivative financial instruments are recorded on the balance sheet at their respective fair values. The Company does not use financial instruments or derivatives for any trading or other speculative purposes.

Risk Management Policies - Hedging Instruments: The primary focus of the Company’s asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control its risks. On a quarterly basis, the Company simulates the net portfolio value and net income expected to be earned over a twelve-month period following the date of simulation. The simulation is based on a projection of market interest rates at varying levels and estimates the impact of such market rates on the levels of interest-earning assets and interest-bearing liabilities during the measurement period. Based upon the outcome of the simulation analysis, the Company considers the use of derivatives as a means of reducing the volatility of net portfolio value and projected net income within certain ranges of projected changes in interest rates. The Company evaluates the effectiveness of entering into any derivative instrument agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

The Company had previously entered into interest rate swaps designated as cash flow hedges to fix the interest rate received on certain variable rate loans. These loans exposed the Company to variability in cash flows, primarily from interest receipts due to changes to interest rates. During the year ended December 31, 2011, all of the interest rate swaps had matured, with no fair value at December 31, 2011. The change in fair value of these derivatives was a decrease of $255,000 for the year ended December 31, 2011 when compared to the $255,000 recorded at December 31, 2010. For the years ended December 31, 2011, 2010 or 2009, no hedge ineffectiveness was recognized on these loan cash flow hedges. The amount of net settlement gains recorded from the interest rate swaps totaled $244,000, $2.5 million and $2.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in loan interest income in the accompanying consolidated statements of income.

During the first quarter of 2009, the Company entered into a five-year interest rate derivative contract, with a notional amount of $250 million, to offset the effects of interest rate changes on an unsecured $250 million variable rate money market funding arrangement. Under this cash flow hedge relationship, the Company has structured a synthetic cap, where the objective is to offset the effect of interest rate changes, whenever funding rates are higher than the strike rate of the synthetic cap. During the third quarter of 2009, the Company paid $24.0 million to self-finance the transaction, thus securing a traditional interest rate cap. From this modification, the Company achieved significantly reduced funding costs. Going forward, the amounts reclassified from other comprehensive income into earnings are expected to be more than compensated for by the reduced variable rate funding costs, as the hedge only covers a portion of the Company’s variable interest rate exposure. The fair value of this derivative was an asset of $634,000, which is included in other assets in the accompanying consolidated balance sheet at December 31, 2011. The change in fair value of this derivative was a decrease of $5.1 million for the year ended December 31, 2011, when compared to the $5.8 million recorded at December 31, 2010. The Company has recorded a $10.8 million loss, net of tax, as accumulated other comprehensive income at December 31, 2011, and expects $4.9 million, net of tax, to be reclassified into earnings within the next 12 months. In addition, the net of tax caplet expense related to this hedge amounted to $3.1 million, $1.3 million and $652,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The caplet expense related to this hedge is included in interest expense on demand deposits in the accompanying consolidated statements of income.

Counterparty Credit Risk - By entering into derivative instrument contracts, the Company exposes itself, from time to time, to counterparty credit risk. Counterparty credit risk is the risk of failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is in an asset position, the counterparty has a liability to the Company, which creates credit risk for the Company. The Company attempts to minimize this risk by selecting counterparties with investment grade credit ratings, limiting its exposure to any single counterparty and regularly monitoring its market position with each counterparty.

Credit-Risk Related Contingent Features - The Company’s derivative instrument does not contain any credit-risk related contingent features.

The table below presents the fair value of the Company’s derivative financial instruments designated as hedging instruments under ASC Topic 815, as well as their classification on the balance sheet as of December 31, 2011 and December 31, 2010 (dollars in thousands):

	2011		2010
	Balance sheet	Estimated	Balance sheet	Estimated
	location	fair value	location	fair value
Interest rate swaps	Other assets	$-	Other assets	$255
Interest rate cap	Other assets	634	Other assets	5,754
Total derivatives		$634		$6,009

OFF-BALANCE SHEET RISK	12 Months Ended
Dec. 31, 2011
OFF-BALANCE SHEET RISK

NOTE P - OFF-BALANCE SHEET RISK

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, unfunded lines of credit, and standby letters of credit. These instruments involve elements of credit risk in excess of amounts recognized in the accompanying consolidated financial statements.

The Company's risk of loss in the event of nonperformance by the other party to the commitment to extend credit, line of credit and standby letter of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments under such instruments as it does for on-balance sheet instruments. The amount of collateral obtained, if any, is based on management's evaluation of the borrower. Collateral held varies, but may include accounts receivable, inventory, real estate and time deposits with financial institutions. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent cash requirements.

At December 31, 2011 and 2010, outstanding off-balance sheet financial instruments whose contract amounts represent potential credit risk were as follows (dollars in thousands):

	2011	2010
Commitments under unfunded loans and lines of credit	$199,430	$198,388
Letters of credit	13,122	23,716
Unused credit card lines	5,827	7,577
Commitments to sell loans held for sale	9,596	6,751

The Company is party to various legal proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, there are no proceedings expected to have a material adverse effect on the financial statements of the Company. The Company has pending litigation as a result of the Beach First acquisition and could have potential litigation from the Blue Ridge acquisition, but any resulting losses are covered by the terms of the FDIC’s loss-share indemnification agreement.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE Q - FAIR VALUE MEASUREMENTS

The Company adopted the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a three-level valuation hierarchy for disclosure of fair value measurement and enhances disclosure requirements for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels of valuations are defined as follows:

Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement, and requires significant management judgment or estimation using pricing models, discounted cash flow methodologies or similar techniques.

Fair Value on a Recurring Basis. The Company measures certain assets at fair value on a recurring basis and the following is a general description of the methods used to value such assets.

Investment Securities Available for Sale. The fair values of investment securities available for sale are recorded at quoted market prices, if available. If quoted market prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 valuation investment securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 valuation investment securities include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Investment securities classified as Level 3 valuation include asset-backed securities in less liquid markets.

Derivative Assets and Liabilities. The values of derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company measures fair value using models that use primarily market observable inputs, such as yield curves and option volatilities, and include the value associated with counterparty credit risk. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2 valuation.

Below is a table that presents information about certain assets and liabilities measured at fair value on a recurring basis (dollars in thousands):

	Assets
	measured at	Fair value measured using
Description	fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Investment securities available for sale	$282,221	$-	$282,221	$-
Interest rate cap	634	-	634	-

At December 31, 2010:
Investment securities available for sale	$352,871	$-	$352,871	$-
Interest rate swaps	255	-	255	-
Interest rate cap	5,754	-	5,754	-

Fair Value on a Nonrecurring Basis. The Company measures certain assets at fair value on a nonrecurring basis and the following is a general description of the methods used to value such assets.

Investment Securities Held to Maturity. The fair values of investment securities held to maturity are recorded at quoted market prices, if available. If quoted market prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 valuation investment securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 valuation investment securities include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Investment securities classified as Level 3 valuation include asset-backed securities in less liquid markets.

Loans Held for Sale. Loans held for sale are carried at the lower of cost or market value. The fair value of loans held for sale is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, the Company classifies loans subjected to nonrecurring fair value adjustments as Level 2 valuation.

Impaired Loans. Fair values of impaired loans are generally estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and 2010, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as Level 2 valuation. When current appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as Level 3 valuation.

Other Real Estate Owned. Fair values of other real estate owned are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as Level 2 valuation. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as Level 3 valuation.

Below is a table that presents information about certain assets and liabilities measured at fair value on a nonrecurring basis (dollar in thousands):

	Assets
	measured at	Fair value measured using
Description	fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Investment securities held to maturity	$97,036	$-	$97,036	$-
Loans held for sale	9,596	-	9,596	-
Impaired loans	119,449	-	-	119,449
Other real estate owned	68,504	-	-	68,504

At December 31, 2010:
Investment securities held to maturity	$6,000	$-	$6,000	$-
Loans held for sale	6,751	-	6,751	-
Impaired loans	106,110	-	-	106,110
Other real estate owned	39,737	-	-	39,737

The fair values of investment securities held to maturity are recorded at fair value on a nonrecurring basis when an impairment in value that is deemed to be other than temporary occurs. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. At December 31, 2011 and 2010, there were no fair value adjustments related to $97.0 million and $6.0 million, respectively, of investment securities held to maturity.

Goodwill and other intangible assets are subject to impairment testing. When appropriate, a projected cash flow valuation method is used in the completion of impairment testing. This valuation method requires a significant degree of management judgment. In the event the projected undiscounted net operating cash flows are less than the carrying value, the asset is recorded at fair value as determined by the valuation model. As such, the Company classifies goodwill and other intangible assets as Level 3 valuation. At December 31, 2011 and 2010 there were no fair value adjustments related to $26.1 million of goodwill, and other intangible assets of $3.0 million and $2.3 million, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE R - FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been estimated by the Company using the provisions of ASC Topic 825, Financial Instruments (“ASC 825”), which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. ASC 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Cash Equivalents - The carrying amounts reported in the balance sheets for cash and cash equivalents approximate the fair value of those assets.

Investment Securities Available for Sale and Investment Securities Held to Maturity - Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Federal Home Loan Bank Stock - The fair value for FHLB stock is its carrying value, since this is the amount for which it could be redeemed. There is no active market for this stock and the Company, in order to be a member of the FHLB, is required to maintain a minimum investment.

Loans Held for Sale - Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices.

Loans Receivable - The fair values for loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms and credit ratings for the same remaining maturities, adjusted for the allowance for loan losses.

FDIC Indemnification Asset - The fair value for the FDIC indemnification asset is estimated based on discounted future cash flows using current discount rates.

Investment in Life Insurance - The carrying value of life insurance approximates fair value because this investment is carried at cash surrender value, as determined by the insurer.

Accrued Interest Receivable and Accrued Interest Payable - The carrying amount of accrued interest is assumed to approximate fair value.

Deposits - The fair values disclosed for deposits with no stated maturity (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for deposits with a stated maturity date (time deposits) are estimated using a discounted cash flow calculation that applies interest rates currently being offered on these accounts to a schedule of aggregated expected monthly maturities on time deposits.

Short-term Borrowings and Long-Term Debt - Rates currently available to the Company for borrowings and debt with similar terms and remaining maturities are used to estimate fair value of the existing debt.

Derivative Financial Instruments - Fair values for derivatives are based values from third parties typically determined using widely accepted discounted cash flow models or Level 2 measurements.

Financial Instruments with Off-Balance Sheet Risk - The fair value of financial instruments with off-balance sheet risk discussed in Note P is not material.

The estimated carrying and fair values of the Company’s financial instruments at December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Financial assets:
Cash and cash equivalents	$55,829	$55,829	$30,087	$30,087
Investment securities available for sale	282,221	282,221	352,871	352,871
Investment securities held to maturity	97,036	96,342	6,000	5,280
Federal Home Loan Bank stock	9,159	9,159	9,146	9,146
Loans held for sale	9,596	9,596	6,751	6,751
Loans receivable, net	1,678,475	1,670,586	1,483,367	1,481,315
Accrued interest receivable	10,174	10,174	10,363	10,363
FDIC indemnification asset	91,851	91,851	69,493	69,493
Investment in bank-owned life insurance	48,294	48,294	46,607	46,607
Financial liabilities:
Demand deposits and savings	$1,055,090	$1,055,090	$948,609	$948,609
Time deposits	1,063,097	1,080,175	879,461	905,670
Short-term borrowings	70,211	70,211	60,207	60,207
Long-term debt	93,713	86,144	97,713	88,315
Accrued interest payable	1,379	1,379	1,554	1,554
On-balance sheet derivative financial instruments:
Derivative agreements – asset:
Interest rate swap agreements	$-	$-	$255	$255
Interest rate cap agreement	634	634	5,754	5,754

PARENT COMPANY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
PARENT COMPANY FINANCIAL DATA

NOTE S - PARENT COMPANY FINANCIAL DATA

Following are condensed financial statements of BNC Bancorp as of and for the years ended December 31, 2011 and 2010 (dollars in thousands):

Condensed Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash and due from banks	$812	$108
Investment in bank subsidiary	192,257	178,649
Other assets	1,349	1,367
Total assets	$194,418	$180,124
Liabilities and Shareholders’ Equity
Liabilities:
Other liabilities	$570	$932
Short-term borrowings	6,280	3,255
Long-term debt	23,713	23,713
Total liabilities	30,563	27,900

Shareholders’ Equity
Preferred stock	47,398	46,918
Common stock, no par value	87,421	86,791
Common stock warrants	2,412	2,412
Retained earnings	25,614	22,901
Stock in directors rabbi trust	(2,505)	(1,729)
Directors deferred fees obligation	2,505	1,729
Accumulated other comprehensive income (loss)	1,010	(6,798)
Total shareholders’ equity	163,855	152,224
Total liabilities and shareholders’ equity	$194,418	$180,124

Condensed Statements of Income

Years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Dividends from bank subsidiary	$2,100	$750	$232
Equity in undistributed earnings of bank subsidiary	5,427	8,151	7,148
Other income	637	134	24
Interest expense	(968)	(1,116)	(835)
Other expense	(266)	(193)	(32)
Net income	$6,930	$7,726	$6,537

Condensed Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Operating Activities
Net income	$6,930	$7,726	$6,537
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of bank subsidiary	(5,427)	(8,151)	(7,148)
Amortization	11	11	11
Stock-based compensation	373	247	52
(Increase) decrease in other assets	(366)	(256)	6
Increase (decrease) in other liabilities	(362)	12	267
Net cash provided (used) by operating activities	1,159	(411)	(275)
Investing Activities
Net cash used for investment in subsidiaries	-	(17,700)	(15,000)
Financing Activities
Due to subsidiaries	-	-	-
Proceeds (repayments) on short-term borrowings	3,025	(12,244)	14,754
Proceeds from issuance of preferred stock	-	17,161	-
Proceeds from issuance of common stock	-	16,122	-
Proceeds from exercise of stock options	52	5	32
Tax benefit from exercise of stock options	-	1	3
Common stock issued pursuant to dividend reinvestment plan	205	39	-
Purchase and retirement of common stock	-	-	(144)
Cash dividends paid, net of accretion	(3,737)	(3,380)	(2,944)
Net cash provided (used) by financing activities	(455)	17,704	11,701

Net increase (decrease) in cash and cash equivalents	704	(407)	(3,574)
Cash and cash equivalents, beginning	108	515	4,089
Cash and cash equivalents, ending	$812	$108	$515

OTHER EVENTS - ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT	12 Months Ended
Dec. 31, 2011
OTHER EVENTS - ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT

NOTE T – OTHER EVENTS – ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT

On December 21, 2011, the Company entered into an Agreement and Plan of Merger (the “KeySource Agreement”) with KeySource Financial, Inc., a North Carolina corporation (“KeySource”), pursuant to which KeySource will, on the terms and subject to the conditions set forth in the KeySource Agreement, merge with and into the Company so that the Company is the surviving corporation in the merger (the “Merger”). Simultaneous with the Merger, or as soon as is practicable thereafter, KeySource Commercial Bank, a North Carolina banking corporation and a wholly-owned subsidiary of KeySource, will be merged with and into BNC. The Company and KeySource anticipate that the Merger will close in the second quarter of 2012, subject to customary closing conditions, including regulatory approval.

At the effective time of the Merger (the “Effective Time”), each share of common stock, par value $1.00 per share, of KeySource issued and outstanding immediately before the Effective Time (the “KeySource Common Stock”), except for shares of KeySource Common Stock owned by KeySource or the Company or any of their respective wholly owned subsidiaries (other than certain trust account shares), shall be converted into the right to receive one share of common stock, no par value per share, of the Company. Any holder of shares of KeySource Common Stock who perfects such holders’ dissenters’ rights of appraisal in accordance with and as contemplated by the NCBCA shall be entitled to receive the value of such shares in cash as determined pursuant to such provision of the NCBCA.

The KeySource Agreement requires KeySource to call a meeting of its shareholders to be held as soon as reasonably practicable after the date of the KeySource Agreement for the purpose of obtaining the requisite shareholder approval required in connection with the Merger. The KeySource Agreement also requires the Company to offer one member of the KeySource board of directors (the “KeySource Board”) a seat as a non-management member on the Company’s board of directors until the Company’s next annual meeting of shareholders following the Effective Time, and the Company shall use all reasonable efforts to arrange for such member to sit for election to a regular term at the Company’s next annual meeting of shareholders. The Company is also required to offer, for a concurrent period of time, one member of the KeySource Board a seat as a non-management member on the board of directors of each subsidiary of the Company the composition of which is the same as the Company’s then-current board of directors.

Pursuant to the KeySource Agreement, prior the Effective Time, Donald R. Draughon, Chief Executive Officer of KeySource, shall have entered into an employment agreement with the Company and BNC, which shall become effective only upon consummation of the Merger. The obligation of the Company to effect the Merger is subject to the satisfaction or waiver by the Company, at or before the Effective Time, of certain conditions, including, but not limited to, (i) each member of the KeySource Board having executed and delivered a support agreement to the Company; (ii) each member of the KeySource Board having executed and delivered a noncompete agreement to the Company; (iii) each member of the KeySource Board (and the boards of directors of KeySource’s subsidiaries) having submitted their resignations to be effective as of the Effective Time and (iv) KeySource’s classified assets (as defined in the Merger Agreement) not exceeding $20 million as of the Effective Time.

The KeySource Agreement includes detailed representations, warranties and covenants of the Company and KeySource and termination provisions customary for transactions of this type. From the date of the KeySource Agreement to the Effective Time, KeySource has agreed to, among other things, conduct its business and the business of its subsidiaries in the ordinary course in all material respects and use commercially reasonable best efforts to maintain and preserve intact their business organization and advantageous business relationships and retain the services of their key officers and employees. KeySource has also agreed not to solicit or initiate discussions with third parties regarding other proposals to acquire KeySource and it has agreed to certain restrictions on its ability to respond to such proposals, as more fully described in the Merger Agreement.

The separate existence of KeySource Commercial Bank shall cease upon the effective time of the Bank Merger. BNC shall be the surviving bank in the Bank Merger and shall remain a wholly-owned subsidiary of the Company.